UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	11-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

Investor Class (TWMIX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	1.27%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Investor Class returned 15.29% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.29%	1.12%	3.00%
MSCI Emerging Markets	11.86%	3.20%	3.16%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086885

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

I Class (AMKIX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$115	1.07%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund I Class returned 15.60% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.60%	1.32%	3.21%
MSCI Emerging Markets	11.86%	3.20%	3.16%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086877

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

Y Class (AEYMX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$99	0.92%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Y Class returned 15.72% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	15.72%	1.46%	3.44%	4/10/17
MSCI Emerging Markets	11.86%	3.20%	4.08%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A885

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

A Class (AEMMX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$163	1.52%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund A Class returned 15.06% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	15.06%	0.88%	2.75%
A Class - with sales charge	8.44%	-0.31%	2.14%
MSCI Emerging Markets	11.86%	3.20%	3.16%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086851

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

C Class (ACECX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$243	2.27%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund C Class returned 14.25% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	14.25%	0.11%	1.99%
MSCI Emerging Markets	11.86%	3.20%	3.16%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086679

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R Class (AEMRX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$190	1.77%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R Class returned 14.71% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.71%	0.61%	2.48%
MSCI Emerging Markets	11.86%	3.20%	3.16%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086489

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R5 Class (AEGMX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$115	1.07%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R5 Class returned 15.48% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	15.48%	1.30%	3.28%	4/10/17
MSCI Emerging Markets	11.86%	3.20%	4.08%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A802

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R6 Class (AEDMX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$99	0.92%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R6 Class returned 15.75% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	15.75%	1.47%	3.36%
MSCI Emerging Markets	11.86%	3.20%	3.16%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086422

ANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

G Class (ACADX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund G Class returned 16.79% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	16.79%	-0.13%	4/1/22
MSCI Emerging Markets	11.86%	0.45%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,785,280,256
Management Fees (dollars paid during the reporting period)	$12,707,240
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	78

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A729

ANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

Investor Class (AECVX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.39%

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund Investor Class returned 9.93% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	9.93%	6.52%	7.15%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,706,690
Management Fees (dollars paid during the reporting period)	$241,521
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086281

ANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

I Class (AECSX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$125	1.19%

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund I Class returned 10.17% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	10.17%	6.74%	7.37%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,706,690
Management Fees (dollars paid during the reporting period)	$241,521
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086273

ANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

A Class (AECLX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$172	1.64%

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund A Class returned 9.59% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	9.59%	6.24%	6.88%	4/7/16
A Class - with sales charge	3.29%	4.99%	6.15%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,706,690
Management Fees (dollars paid during the reporting period)	$241,521
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086265

ANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

C Class (AECHX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$249	2.39%

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund C Class returned 8.76% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	8.76%	5.46%	6.08%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,706,690
Management Fees (dollars paid during the reporting period)	$241,521
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086257

ANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

R Class (AECMX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$198	1.89%

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund R Class returned 9.35% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	9.35%	5.99%	6.61%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,706,690
Management Fees (dollars paid during the reporting period)	$241,521
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086240

ANNUAL SHAREHOLDER REPORT

Emerging Markets Small Cap Fund

R6 Class (AECTX)	November 30, 2024

This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$109	1.04%

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund R6 Class returned 10.29% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	10.29%	6.89%	7.52%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,706,690
Management Fees (dollars paid during the reporting period)	$241,521
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086232

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

Investor Class (TWGGX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.08%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Investor Class returned 22.03% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	22.03%	10.08%	9.61%
MSCI ACWI	26.12%	11.36%	9.28%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086844

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

I Class (AGGIX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$98	0.88%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund I Class returned 22.36% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	22.36%	10.30%	9.84%
MSCI ACWI	26.12%	11.36%	9.28%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086836

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

Y Class (AGYGX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$81	0.73%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Y Class returned 22.53% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	22.53%	10.47%	12.07%	4/10/17
MSCI ACWI	26.12%	11.36%	10.90%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A844

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

A Class (AGGRX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$147	1.33%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund A Class returned 21.77% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	21.77%	9.82%	9.34%
A Class - with sales charge	14.77%	8.52%	8.70%
MSCI ACWI	26.12%	11.36%	9.28%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086828

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

C Class (AGLCX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$230	2.08%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund C Class returned 20.88% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	20.88%	9.01%	8.53%
MSCI ACWI	26.12%	11.36%	9.28%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086695

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R Class (AGORX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$175	1.58%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R Class returned 21.48% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	21.48%	9.54%	9.06%
MSCI ACWI	26.12%	11.36%	9.28%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086620

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R5 Class (AGFGX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$98	0.88%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R5 Class returned 22.25% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	22.25%	10.30%	11.90%	4/10/17
MSCI ACWI	26.12%	11.36%	10.90%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A869

ANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R6 Class (AGGDX)	November 30, 2024

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$81	0.73%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R6 Class returned 22.48% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	22.48%	10.46%	10.00%
MSCI ACWI	26.12%	11.36%	9.28%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$639,759,273
Management Fees (dollars paid during the reporting period)	$6,217,220
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086414

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

Investor Class (AFCNX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.09%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund Investor Class returned 12.49% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	12.49%	4.79%	7.25%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086224

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

I Class (AFCSX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$95	0.89%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund I Class returned 12.72% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.72%	5.00%	7.47%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086216

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

A Class (AFCLX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$142	1.34%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund A Class returned 12.23% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	12.23%	4.52%	6.98%	3/29/16
A Class - with sales charge	5.78%	3.29%	6.25%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086190

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

C Class (AFCHX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$221	2.09%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund C Class returned 11.38% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	11.38%	3.74%	6.18%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086182

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

R Class (AFCWX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$168	1.59%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R Class returned 11.92% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	11.92%	4.27%	6.71%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086174

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

R6 Class (AFCMX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$79	0.74%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R6 Class returned 12.94% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	12.94%	5.17%	7.63%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086166

ANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

G Class (AFCGX)	November 30, 2024

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund G Class returned 13.75% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.75%	5.96%	7.39%	4/1/19
MSCI ACWI ex USA	13.03%	5.40%	5.55%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$108,581,952
Management Fees (dollars paid during the reporting period)	$478,302
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	45

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A794

ANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

Investor Class (AGCVX)	November 30, 2024

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.11%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund Investor Class returned 27.64% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	27.64%	10.79%	12.75%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,600,570
Management Fees (dollars paid during the reporting period)	$817,858
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A109

ANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

I Class (AGCSX)	November 30, 2024

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$104	0.91%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund I Class returned 27.91% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	27.91%	11.02%	12.98%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,600,570
Management Fees (dollars paid during the reporting period)	$817,858
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A208

ANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

A Class (AGCLX)	November 30, 2024

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$155	1.36%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund A Class returned 27.40% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	27.40%	10.52%	12.48%	3/29/16
A Class - with sales charge	20.07%	9.22%	11.71%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,600,570
Management Fees (dollars paid during the reporting period)	$817,858
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A307

ANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

C Class (AGCHX)	November 30, 2024

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$239	2.11%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund C Class returned 26.44% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	26.44%	9.68%	11.63%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,600,570
Management Fees (dollars paid during the reporting period)	$817,858
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A406

ANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

R Class (AGCWX)	November 30, 2024

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$183	1.61%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R Class returned 27.05% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	27.05%	10.23%	12.19%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,600,570
Management Fees (dollars paid during the reporting period)	$817,858
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A505

ANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

R6 Class (AGCTX)	November 30, 2024

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$87	0.76%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R6 Class returned 28.10% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	28.10%	11.18%	13.15%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,600,570
Management Fees (dollars paid during the reporting period)	$817,858
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A604

ANNUAL SHAREHOLDER REPORT

International Growth Fund

Investor Class (TWIEX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.24%

What were the key factors that affected the fund’s performance?
International Growth Fund Investor Class returned 11.19% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.19%	4.69%	4.62%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086109

ANNUAL SHAREHOLDER REPORT

International Growth Fund

I Class (TGRIX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$110	1.04%

What were the key factors that affected the fund’s performance?
International Growth Fund I Class returned 11.41% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.41%	4.90%	4.83%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086208

ANNUAL SHAREHOLDER REPORT

International Growth Fund

Y Class (ATYGX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$94	0.89%

What were the key factors that affected the fund’s performance?
International Growth Fund Y Class returned 11.54% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	11.54%	5.05%	6.65%	4/10/17
MSCI EAFE	11.88%	5.89%	6.26%	—
MSCI EAFE Growth	10.95%	5.18%	6.84%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A703

ANNUAL SHAREHOLDER REPORT

International Growth Fund

A Class (TWGAX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$157	1.49%

What were the key factors that affected the fund’s performance?
International Growth Fund A Class returned 10.87% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.87%	4.42%	4.36%
A Class - with sales charge	4.50%	3.19%	3.74%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086406

ANNUAL SHAREHOLDER REPORT

International Growth Fund

C Class (AIWCX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$235	2.24%

What were the key factors that affected the fund’s performance?
International Growth Fund C Class returned 10.13% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.13%	3.65%	3.58%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086687

ANNUAL SHAREHOLDER REPORT

International Growth Fund

R Class (ATGRX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$183	1.74%

What were the key factors that affected the fund’s performance?
International Growth Fund R Class returned 10.66% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.66%	4.17%	4.10%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086646

ANNUAL SHAREHOLDER REPORT

International Growth Fund

R5 Class (ATGGX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$110	1.04%

What were the key factors that affected the fund’s performance?
International Growth Fund R5 Class returned 11.40% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.40%	4.89%	6.49%	4/10/17
MSCI EAFE	11.88%	5.89%	6.26%	—
MSCI EAFE Growth	10.95%	5.18%	6.84%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A810

ANNUAL SHAREHOLDER REPORT

International Growth Fund

R6 Class (ATGDX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$94	0.89%

What were the key factors that affected the fund’s performance?
International Growth Fund R6 Class returned 11.56% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.56%	5.03%	4.98%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086398

ANNUAL SHAREHOLDER REPORT

International Growth Fund

G Class (ACAEX)	November 30, 2024

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
International Growth Fund G Class returned 12.54% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.54%	1.91%	4/1/22
MSCI EAFE	11.88%	5.30%	—
MSCI EAFE Growth	10.95%	3.16%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,827,786,559
Management Fees (dollars paid during the reporting period)	$15,263,452
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	97

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A737

ANNUAL SHAREHOLDER REPORT

International Opportunities Fund

Investor Class (AIOIX)	November 30, 2024

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.53%

What were the key factors that affected the fund’s performance?
International Opportunities Fund Investor Class returned 12.01% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.01%	3.00%	4.94%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$471,323,289
Management Fees (dollars paid during the reporting period)	$6,573,126
Portfolio Turnover Rate	135%
Total Number of Portfolio Holdings	129

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086745

ANNUAL SHAREHOLDER REPORT

International Opportunities Fund

I Class (ACIOX)	November 30, 2024

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$141	1.33%

What were the key factors that affected the fund’s performance?
International Opportunities Fund I Class returned 12.27% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.27%	3.20%	5.13%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$471,323,289
Management Fees (dollars paid during the reporting period)	$6,573,126
Portfolio Turnover Rate	135%
Total Number of Portfolio Holdings	129

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086737

ANNUAL SHAREHOLDER REPORT

International Opportunities Fund

A Class (AIVOX)	November 30, 2024

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$188	1.78%

What were the key factors that affected the fund’s performance?
International Opportunities Fund A Class returned 11.71% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.71%	2.75%	4.68%
A Class - with sales charge	5.29%	1.54%	4.06%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$471,323,289
Management Fees (dollars paid during the reporting period)	$6,573,126
Portfolio Turnover Rate	135%
Total Number of Portfolio Holdings	129

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086455

ANNUAL SHAREHOLDER REPORT

International Opportunities Fund

C Class (AIOCX)	November 30, 2024

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$267	2.53%

What were the key factors that affected the fund’s performance?
International Opportunities Fund C Class returned 10.88% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.88%	1.99%	3.89%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$471,323,289
Management Fees (dollars paid during the reporting period)	$6,573,126
Portfolio Turnover Rate	135%
Total Number of Portfolio Holdings	129

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086448

ANNUAL SHAREHOLDER REPORT

International Opportunities Fund

R Class (AIORX)	November 30, 2024

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$215	2.03%

What were the key factors that affected the fund’s performance?
International Opportunities Fund R Class returned 11.46% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.46%	2.49%	4.40%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$471,323,289
Management Fees (dollars paid during the reporting period)	$6,573,126
Portfolio Turnover Rate	135%
Total Number of Portfolio Holdings	129

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086430

ANNUAL SHAREHOLDER REPORT

International Small-Mid Cap Fund

Investor Class (ANTSX)	November 30, 2024

This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.43%

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund Investor Class returned 15.45% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The consumer discretionary sector was a leading contributor to relative performance, benefiting from results in specialty retail. A position in Sanrio, the Japan-based business behind Hello Kitty and other characters, helped. Industrials also contributed to relative performance.
•	Notable individual contributors included Asics, the Japan-based shoe and activewear company, and Pro Medicus, the Australia-based health care software business. Holding AtkinsRealis Group, a Canada-based engineering services and nuclear energy company, also helped.
•	The consumer staples sector weighed on relative performance, particularly in the food products industry. Japan-based Yamazaki Baking and Kotobuki Spirits, a Japan-based sweets maker, lagged. The energy sector also detracted from relative results.
•	Other individual detractors included Paladin Energy, an Australia-based uranium production company, and Amvis Holdings, a Japan-based health care company. Micronics Japan, a company involved in semiconductor testing and measurement, was another detractor.

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2015 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	15.45%	4.28%	4.87%	3/19/15
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.10%	—
Performance Index
MSCI EAFE Small Cap	11.81%	3.66%	5.46%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$548,584,736
Management Fees (dollars paid during the reporting period)	$1,307,903
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	123

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	29%
Exchange-Traded Funds	0.6%	Australia	14%
Short-Term Investments	3.5%	United Kingdom	12%
Other Assets and Liabilities	(2.5)%	Canada	11%
		Sweden	5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086323

ANNUAL SHAREHOLDER REPORT

International Small-Mid Cap Fund

G Class (ANTMX)	November 30, 2024

This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund G Class returned 17.12% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The consumer discretionary sector was a leading contributor to relative performance, benefiting from results in specialty retail. A position in Sanrio, the Japan-based business behind Hello Kitty and other characters, helped. Industrials also contributed to relative performance.
•	Notable individual contributors included Asics, the Japan-based shoe and activewear company, and Pro Medicus, the Australia-based health care software business. Holding AtkinsRealis Group, a Canada-based engineering services and nuclear energy company, also helped.
•	The consumer staples sector weighed on relative performance, particularly in the food products industry. Japan-based Yamazaki Baking and Kotobuki Spirits, a Japan-based sweets maker, lagged. The energy sector also detracted from relative results.
•	Other individual detractors included Paladin Energy, an Australia-based uranium production company, and Amvis Holdings, a Japan-based health care company. Micronics Japan, a company involved in semiconductor testing and measurement, was another detractor.

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2015 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	17.12%	5.78%	6.07%	3/19/15
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.10%	—
Performance Index
MSCI EAFE Small Cap	11.81%	3.66%	5.46%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$548,584,736
Management Fees (dollars paid during the reporting period)	$1,307,903
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	123

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	29%
Exchange-Traded Funds	0.6%	Australia	14%
Short-Term Investments	3.5%	United Kingdom	12%
Other Assets and Liabilities	(2.5)%	Canada	11%
		Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086315

ANNUAL SHAREHOLDER REPORT

International Value Fund

Investor Class (ACEVX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.11%

What were the key factors that affected the fund’s performance?
International Value Fund Investor Class returned 11.57% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.57%	6.75%	3.25%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086588

ANNUAL SHAREHOLDER REPORT

International Value Fund

I Class (ACVUX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$96	0.91%

What were the key factors that affected the fund’s performance?
International Value Fund I Class returned 11.69% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.69%	6.95%	3.44%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086570

ANNUAL SHAREHOLDER REPORT

International Value Fund

A Class (MEQAX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$144	1.36%

What were the key factors that affected the fund’s performance?
International Value Fund A Class returned 11.21% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014, through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.21%	6.47%	2.99%
A Class - with sales charge	4.82%	5.21%	2.38%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086562

ANNUAL SHAREHOLDER REPORT

International Value Fund

C Class (ACCOX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$222	2.11%

What were the key factors that affected the fund’s performance?
International Value Fund C Class returned 10.32% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.32%	5.68%	2.22%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086547

ANNUAL SHAREHOLDER REPORT

International Value Fund

R Class (ACVRX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$170	1.61%

What were the key factors that affected the fund’s performance?
International Value Fund R Class returned 11.00% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.00%	6.21%	2.74%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086539

ANNUAL SHAREHOLDER REPORT

International Value Fund

R6 Class (ACVDX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$81	0.76%

What were the key factors that affected the fund’s performance?
International Value Fund R6 Class returned 11.86% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.86%	7.13%	3.61%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086380

ANNUAL SHAREHOLDER REPORT

International Value Fund

G Class (ACAFX)	November 30, 2024

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
International Value Fund G Class returned 12.63% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.63%	7.32%	4/1/22
Regulatory Index
MSCI EAFE	11.88%	5.30%	—
Performance Index
MSCI EAFE Value	12.86%	7.35%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,475,316,751
Management Fees (dollars paid during the reporting period)	$2,533,691
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	163

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A745

ANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

Investor Class (ANTUX)	November 30, 2024

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.17%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund Investor Class returned 7.28% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	7.28%	2.78%	3.42%	12/6/18
MSCI ACWI ex USA	13.03%	5.40%	6.81%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$574,244,407
Management Fees (dollars paid during the reporting period)	$1,237,873
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	55

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086158

ANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

I Class (ANVHX)	November 30, 2024

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$101	0.97%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund I Class returned 7.51% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	7.51%	3.29%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$574,244,407
Management Fees (dollars paid during the reporting period)	$1,237,873
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	55

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A786

ANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

A Class (ANVLX)	November 30, 2024

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$147	1.42%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund A Class returned 7.01% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	7.01%	2.83%	12/3/19
A Class - with sales charge	0.86%	1.62%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$574,244,407
Management Fees (dollars paid during the reporting period)	$1,237,873
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	55

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A778

ANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

R Class (ANVRX)	November 30, 2024

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$173	1.67%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R Class returned 6.85% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	6.85%	2.58%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$574,244,407
Management Fees (dollars paid during the reporting period)	$1,237,873
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	55

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A760

ANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

R6 Class (ANVMX)	November 30, 2024

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$85	0.82%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R6 Class returned 7.75% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	7.75%	3.46%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$574,244,407
Management Fees (dollars paid during the reporting period)	$1,237,873
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	55

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A752

ANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

G Class (ANTGX)	November 30, 2024

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund G Class returned 8.65% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	8.65%	4.04%	4.70%	12/6/18
MSCI ACWI ex USA	13.03%	5.40%	6.81%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$574,244,407
Management Fees (dollars paid during the reporting period)	$1,237,873
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	55

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086141

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$219,310
FY 2024:	$219,310

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$343,325
FY 2024:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

November 30, 2024

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)
G Class (ACADX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 99.5%
Brazil — 5.9%
Banco BTG Pactual SA	3,089,100	$15,412,642
Embraer SA, ADR(1)	901,291	34,456,355
Hapvida Participacoes e Investimentos SA(1)	14,785,355	6,487,391
NU Holdings Ltd., Class A(1)	1,911,584	23,952,148
PRIO SA	1,519,500	10,073,935
WEG SA	1,674,200	14,961,729
		105,344,200
China — 26.5%
Alibaba Group Holding Ltd., ADR	224,978	19,656,328
BYD Co. Ltd., H Shares	959,500	31,649,091
China Construction Bank Corp., H Shares	44,590,000	33,712,671
China Railway Group Ltd., H Shares	18,300,000	8,845,766
China State Construction International Holdings Ltd.	17,886,000	24,972,787
Contemporary Amperex Technology Co. Ltd., Class A	500,960	18,210,959
Henan Pinggao Electric Co. Ltd., Class A	6,937,520	16,776,878
Industrial & Commercial Bank of China Ltd., H Shares	30,304,740	17,867,702
KE Holdings, Inc., ADR	237,282	4,472,766
Kweichow Moutai Co. Ltd., A Shares	48,110	10,189,985
Meituan, Class B(1)	2,246,240	47,380,542
NetEase, Inc.	1,733,600	30,180,718
New Oriental Education & Technology Group, Inc., ADR	161,771	9,434,485
Ping An Insurance Group Co. of China Ltd., H Shares	6,632,000	38,570,271
Tencent Holdings Ltd.	2,228,900	115,107,668
Trip.com Group Ltd.(1)	634,100	41,218,795
Xiaomi Corp., Class B(1)	1,516,400	5,457,643
		473,705,055
India — 19.4%
Apollo Hospitals Enterprise Ltd.	381,639	30,885,279
Bajaj Auto Ltd.	176,538	18,904,824
DLF Ltd.	2,687,933	26,270,842
Godrej Consumer Products Ltd.	1,090,770	16,120,470
HDFC Bank Ltd.	1,123,844	23,982,542
ICICI Bank Ltd., ADR	1,556,538	47,552,236
Infosys Ltd., ADR(2)	984,982	21,738,553
InterGlobe Aviation Ltd.(1)	415,729	21,596,949
MakeMyTrip Ltd.(1)	167,738	19,246,258
Reliance Industries Ltd.	1,961,044	30,091,856
Sun Pharmaceutical Industries Ltd.	1,618,642	34,165,025
Varun Beverages Ltd.	3,496,472	25,705,382
Zomato Ltd.(1)	9,032,037	30,057,637
		346,317,853
Indonesia — 0.7%
Bank Rakyat Indonesia Persero Tbk. PT	45,326,900	12,210,829
Malaysia — 1.1%
CIMB Group Holdings Bhd.	11,167,609	20,725,728
Mexico — 1.5%
Cemex SAB de CV, ADR	1,575,956	8,778,074
Fomento Economico Mexicano SAB de CV, ADR	92,522	8,270,542
2

	Shares	Value
Gruma SAB de CV, B Shares(2)	547,109	$9,355,517
		26,404,133
Peru — 1.5%
Credicorp Ltd.	144,262	26,756,273
Philippines — 0.6%
Ayala Land, Inc.	20,581,480	10,053,155
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 4.2%
Al Rajhi Bank	844,471	20,486,654
Alinma Bank	1,800,910	13,319,096
Elm Co.	81,712	23,574,529
Saudi Arabian Oil Co.	2,326,709	17,006,809
		74,387,088
Singapore — 0.3%
Sea Ltd., ADR(1)	48,032	5,466,042
South Africa — 4.9%
Capitec Bank Holdings Ltd.	213,426	38,735,969
Naspers Ltd., N Shares	140,431	31,861,743
Shoprite Holdings Ltd.	1,075,959	17,722,335
		88,320,047
South Korea — 7.7%
HD Hyundai Electric Co. Ltd.	57,011	14,485,649
HYBE Co. Ltd.	69,174	9,691,473
Hyundai Motor Co.	52,066	8,206,338
KB Financial Group, Inc.	353,100	24,386,847
Samsung Biologics Co. Ltd.(1)	17,800	12,496,919
Samsung Electronics Co. Ltd.	1,494,899	58,784,207
SK Hynix, Inc.	76,473	8,928,475
		136,979,908
Taiwan — 18.8%
ASPEED Technology, Inc.(2)	80,000	10,197,935
Asustek Computer, Inc.	715,000	13,043,128
Delta Electronics, Inc.	1,337,000	15,851,353
E Ink Holdings, Inc.	1,754,000	15,351,865
E.Sun Financial Holding Co. Ltd.	15,054,286	12,559,632
Kinik Co.	1,488,000	13,798,523
MediaTek, Inc.	555,000	21,791,650
Quanta Computer, Inc.	1,815,000	16,500,071
Taiwan Semiconductor Manufacturing Co. Ltd.	6,599,713	205,650,655
Wiwynn Corp.	181,000	10,922,074
		335,666,886
Thailand — 2.6%
CP ALL PCL	11,342,300	20,292,489
Minor International PCL	16,056,900	12,553,215
PTT Exploration & Production PCL	3,672,100	13,666,096
		46,511,800
Turkey — 0.9%
BIM Birlesik Magazalar AS	1,149,352	15,710,225
United Arab Emirates — 1.8%
Emaar Properties PJSC	12,637,408	32,876,064
United States — 1.1%
MercadoLibre, Inc.(1)	9,777	19,409,007
TOTAL COMMON STOCKS (Cost $1,203,308,064)		1,776,844,294
3

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,312,689	$10,312,689
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,066,715), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $1,048,002)		1,047,604
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 4.125%, 10/31/31 - 2/15/50, valued at $10,582,670), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $10,378,951)		10,375,000
		11,422,604
TOTAL SHORT-TERM INVESTMENTS (Cost $21,735,293)		21,735,293
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,225,043,357)		1,798,579,587
OTHER ASSETS AND LIABILITIES — (0.7)%		(13,299,331)
TOTAL NET ASSETS — 100.0%		$1,785,280,256

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.0%
Financials	20.7%
Consumer Discretionary	16.2%
Industrials	9.4%
Communication Services	9.0%
Consumer Staples	6.9%
Health Care	4.7%
Real Estate	4.1%
Energy	4.0%
Materials	0.5%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,772,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,285,174, which includes securities collateral of $3,972,485.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $1,214,730,668) — including $13,772,935 of securities on loan	$1,788,266,898
Investment made with cash collateral received for securities on loan, at value (cost of $10,312,689)	10,312,689
Total investment securities, at value (cost of $1,225,043,357)	1,798,579,587
Cash	342,711
Foreign currency holdings, at value (cost of $95,958)	95,975
Receivable for capital shares sold	7,368,026
Dividends and interest receivable	467,584
Securities lending receivable	35,966
Other assets	200,274
1,807,090,123

Liabilities
Payable for collateral received for securities on loan	10,312,689
Payable for capital shares redeemed	1,078,891
Accrued management fees	905,045
Distribution and service fees payable	14,926
Accrued foreign taxes	9,498,316
21,809,867

Net Assets	$1,785,280,256

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,003,989,725
Distributable earnings (loss)	(218,709,469)
$1,785,280,256

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$277,169,999	24,851,714	$11.15
I Class, $0.01 Par Value	$429,152,688	37,425,509	$11.47
Y Class, $0.01 Par Value	$40,090,467	3,487,124	$11.50
A Class, $0.01 Par Value	$36,158,418	3,370,627	$10.73
C Class, $0.01 Par Value	$5,750,201	597,338	$9.63
R Class, $0.01 Par Value	$5,542,152	515,015	$10.76
R5 Class, $0.01 Par Value	$856,712	74,661	$11.47
R6 Class, $0.01 Par Value	$205,571,967	17,910,181	$11.48
G Class, $0.01 Par Value	$784,987,652	67,564,535	$11.62
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.38 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,417,769)	$40,523,636
Interest	493,656
Securities lending, net	72,506
41,089,798

Expenses:
Management fees	19,905,455
Distribution and service fees:
A Class	94,092
C Class	74,284
R Class	28,395
Directors' fees and expenses	59,551
Other expenses	393,990
20,555,767
Fees waived - G Class	(7,198,215)
13,357,552

Net investment income (loss)	27,732,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $5,997,154)	79,011,703
Foreign currency translation transactions	(1,289,523)
77,722,180

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(6,202,368))	203,051,567
Translation of assets and liabilities in foreign currencies	4,781
203,056,348

Net realized and unrealized gain (loss)	280,778,528

Net Increase (Decrease) in Net Assets Resulting from Operations	$308,510,774

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$27,732,246	$38,370,735
Net realized gain (loss)	77,722,180	(275,108,189)
Change in net unrealized appreciation (depreciation)	203,056,348	243,204,662
Net increase (decrease) in net assets resulting from operations	308,510,774	6,467,208

Distributions to Shareholders
From earnings:
Investor Class	(4,361,760)	(7,908,718)
I Class	(7,257,740)	(17,845,842)
Y Class	(551,472)	(843,213)
A Class	(430,427)	(1,076,143)
C Class	(32,481)	(214,857)
R Class	(44,517)	(112,728)
R5 Class	(139,050)	(237,310)
R6 Class	(7,344,369)	(15,916,126)
G Class	(18,625,613)	(20,631,687)
Decrease in net assets from distributions	(38,787,429)	(64,786,624)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(619,744,143)	(542,582,034)

Net increase (decrease) in net assets	(350,020,798)	(600,901,450)

Net Assets
Beginning of period	2,135,301,054	2,736,202,504
End of period	$1,785,280,256	$2,135,301,054

See Notes to Financial Statements.
7

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,312,689	—	—	—	$10,312,689
Gross amount of recognized liabilities for securities lending transactions					$10,312,689
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 25% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.00%(1)
(1)Annual management fee before waiver was 0.90%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $571,816,499 and $1,219,742,417, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,000,000,000		1,000,000,000
Sold	3,660,264	$36,838,013	3,656,054	$36,283,668
Issued in reinvestment of distributions	432,357	4,258,569	800,057	7,704,547
Redeemed	(10,460,426)	(113,479,624)	(9,949,067)	(98,170,889)
	(6,367,805)	(72,383,042)	(5,492,956)	(54,182,674)
I Class/Shares Authorized	1,400,000,000		1,400,000,000
Sold	8,130,675	89,099,436	18,371,410	186,971,811
Issued in reinvestment of distributions	653,946	6,611,393	1,688,115	16,678,573
Redeemed	(21,694,114)	(232,804,755)	(50,178,089)	(504,979,214)
	(12,909,493)	(137,093,926)	(30,118,564)	(301,328,830)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	1,156,322	12,492,861	1,864,558	18,995,855
Issued in reinvestment of distributions	53,344	539,843	82,397	814,907
Redeemed	(1,009,372)	(11,456,288)	(2,331,774)	(23,804,303)
	200,294	1,576,416	(384,819)	(3,993,541)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	688,795	7,079,984	1,531,564	14,418,387
Issued in reinvestment of distributions	31,114	295,580	62,812	583,523
Redeemed	(1,444,371)	(14,631,829)	(2,816,817)	(26,851,961)
	(724,462)	(7,256,265)	(1,222,441)	(11,850,051)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	60,629	548,210	72,259	620,177
Issued in reinvestment of distributions	3,353	28,771	22,066	185,358
Redeemed	(521,969)	(4,811,270)	(557,756)	(4,757,802)
	(457,987)	(4,234,289)	(463,431)	(3,952,267)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	154,960	1,615,180	185,739	1,770,769
Issued in reinvestment of distributions	4,661	44,514	12,069	112,728
Redeemed	(205,872)	(2,145,508)	(262,324)	(2,443,366)
	(46,251)	(485,814)	(64,516)	(559,869)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	60,169	642,294	206,002	2,077,788
Issued in reinvestment of distributions	13,723	138,877	23,973	237,095
Redeemed	(916,584)	(9,818,615)	(352,740)	(3,615,826)
	(842,692)	(9,037,444)	(122,765)	(1,300,943)
R6 Class/Shares Authorized	750,000,000		750,000,000
Sold	7,573,473	81,687,250	15,693,581	158,454,648
Issued in reinvestment of distributions	709,900	7,177,086	1,563,411	15,446,501
Redeemed	(36,075,619)	(389,770,830)	(38,268,284)	(385,099,436)
	(27,792,246)	(300,906,494)	(21,011,292)	(211,198,287)
G Class/Shares Authorized	750,000,000		750,000,000
Sold	10,683,295	119,196,673	10,079,379	101,110,315
Issued in reinvestment of distributions	1,836,846	18,625,613	2,081,906	20,631,687
Redeemed	(20,061,171)	(227,745,571)	(7,434,199)	(75,957,574)
	(7,541,030)	(89,923,285)	4,727,086	45,784,428
Net increase (decrease)	(56,481,672)	$(619,744,143)	(54,153,698)	$(542,582,034)

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$58,408,503	$46,935,697	—
China	33,563,579	440,141,476	—
India	88,537,047	257,780,806	—
Mexico	17,048,616	9,355,517	—
Peru	26,756,273	—	—
Singapore	5,466,042	—	—
United States	19,409,007	—	—
Other Countries	—	773,441,731	—
Short-Term Investments	10,312,689	11,422,604	—
	$259,501,756	$1,539,077,831	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
$0.0787	$0.1016	$0.1187	$0.0502	—	$0.0216	$0.1016	$0.1187	$0.2215

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$38,787,429	$64,786,624
Long-term capital gains	—	—

12

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,240,632,770
Gross tax appreciation of investments	$623,907,654
Gross tax depreciation of investments	(65,960,837)
Net tax appreciation (depreciation) of investments	557,946,817
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(9,516,469)
Net tax appreciation (depreciation)	$548,430,348
Undistributed ordinary income	$23,620,888
Accumulated short-term capital losses	$(683,198,842)
Accumulated long-term capital losses	$(107,561,863)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$9.80	0.09	1.39	1.48	(0.13)	$11.15	15.29%	1.27%	1.27%	0.79%	0.79%	29%	$277,170
2023	$10.04	0.10	(0.13)	(0.03)	(0.21)	$9.80	(0.22)%	1.27%	1.27%	1.05%	1.05%	29%	$305,994
2022	$13.67	0.09	(3.61)	(3.52)	(0.11)	$10.04	(25.84)%	1.26%	1.26%	0.84%	0.84%	52%	$368,506
2021	$13.62	0.05	0.08	0.13	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
2020	$11.25	0.04	2.48	2.52	(0.15)	$13.62	22.79%	1.26%	1.26%	0.33%	0.33%	30%	$582,036
I Class
2024	$10.07	0.11	1.44	1.55	(0.15)	$11.47	15.60%	1.07%	1.07%	0.99%	0.99%	29%	$429,153
2023	$10.30	0.13	(0.13)	—	(0.23)	$10.07	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$507,013
2022	$14.02	0.11	(3.70)	(3.59)	(0.13)	$10.30	(25.69)%	1.06%	1.06%	1.04%	1.04%	52%	$828,883
2021	$13.97	0.09	0.07	0.16	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
2020	$11.56	0.06	2.54	2.60	(0.19)	$13.97	22.94%	1.06%	1.06%	0.53%	0.53%	30%	$1,534,445
Y Class
2024	$10.10	0.13	1.44	1.57	(0.17)	$11.50	15.72%	0.92%	0.92%	1.14%	1.14%	29%	$40,090
2023	$10.32	0.13	(0.11)	0.02	(0.24)	$10.10	0.23%	0.92%	0.92%	1.40%	1.40%	29%	$33,189
2022	$14.05	0.13	(3.71)	(3.58)	(0.15)	$10.32	(25.60)%	0.91%	0.91%	1.19%	1.19%	52%	$37,909
2021	$14.00	0.10	0.08	0.18	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
2020	$11.60	0.08	2.54	2.62	(0.22)	$14.00	23.09%	0.91%	0.91%	0.68%	0.68%	30%	$30,169
A Class
2024	$9.43	0.06	1.35	1.41	(0.11)	$10.73	15.06%	1.52%	1.52%	0.54%	0.54%	29%	$36,158
2023	$9.67	0.08	(0.12)	(0.04)	(0.20)	$9.43	(0.41)%	1.52%	1.52%	0.80%	0.80%	29%	$38,620
2022	$13.17	0.06	(3.48)	(3.42)	(0.08)	$9.67	(26.03)%	1.51%	1.51%	0.59%	0.59%	52%	$51,434
2021	$13.13	0.01	0.07	0.08	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363
2020	$10.84	0.01	2.40	2.41	(0.12)	$13.13	22.50%	1.51%	1.51%	0.08%	0.08%	30%	$88,485
C Class
2024	$8.46	(0.02)	1.22	1.20	(0.03)	$9.63	14.25%	2.27%	2.27%	(0.21)%	(0.21)%	29%	$5,750
2023	$8.71	0.01	(0.11)	(0.10)	(0.15)	$8.46	(1.18)%	2.27%	2.27%	0.05%	0.05%	29%	$8,932
2022	$11.87	(0.02)	(3.14)	(3.16)	—	$8.71	(26.56)%	2.26%	2.26%	(0.16)%	(0.16)%	52%	$13,231
2021	$11.88	(0.08)	0.07	(0.01)	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
2020	$9.82	(0.07)	2.17	2.10	(0.04)	$11.88	21.48%	2.26%	2.26%	(0.67)%	(0.67)%	30%	$27,101

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$9.46	0.03	1.35	1.38	(0.08)	$10.76	14.71%	1.77%	1.77%	0.29%	0.29%	29%	$5,542
2023	$9.71	0.05	(0.12)	(0.07)	(0.18)	$9.46	(0.69)%	1.77%	1.77%	0.55%	0.55%	29%	$5,309
2022	$13.22	0.03	(3.49)	(3.46)	(0.05)	$9.71	(26.20)%	1.76%	1.76%	0.34%	0.34%	52%	$6,075
2021	$13.17	(0.02)	0.08	0.06	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
2020	$10.88	(0.02)	2.40	2.38	(0.09)	$13.17	22.11%	1.76%	1.76%	(0.17)%	(0.17)%	30%	$7,466
R5 Class
2024	$10.08	0.11	1.43	1.54	(0.15)	$11.47	15.48%	1.07%	1.07%	0.99%	0.99%	29%	$857
2023	$10.31	0.12	(0.12)	—	(0.23)	$10.08	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$9,249
2022	$14.04	0.11	(3.71)	(3.60)	(0.13)	$10.31	(25.67)%	1.06%	1.06%	1.04%	1.04%	52%	$10,725
2021	$13.98	0.06	0.11	0.17	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
2020	$11.57	0.06	2.54	2.60	(0.19)	$13.98	22.92%	1.06%	1.06%	0.53%	0.53%	30%	$3,863
R6 Class
2024	$10.08	0.11	1.46	1.57	(0.17)	$11.48	15.75%	0.92%	0.92%	1.14%	1.14%	29%	$205,572
2023	$10.31	0.14	(0.13)	0.01	(0.24)	$10.08	0.13%	0.92%	0.92%	1.40%	1.40%	29%	$460,847
2022	$14.03	0.13	(3.70)	(3.57)	(0.15)	$10.31	(25.56)%	0.91%	0.91%	1.19%	1.19%	52%	$687,720
2021	$13.98	0.11	0.07	0.18	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240
2020	$11.58	0.08	2.54	2.62	(0.22)	$13.98	23.13%	0.91%	0.91%	0.68%	0.68%	30%	$570,868
G Class
2024	$10.20	0.23	1.44	1.67	(0.25)	$11.62	16.79%	0.02%	0.92%	2.04%	1.14%	29%	$784,988
2023	$10.40	0.23	(0.13)	0.10	(0.30)	$10.20	1.04%	0.02%	0.92%	2.30%	1.40%	29%	$766,148
2022(3)	$12.44	0.16	(2.08)	(1.92)	(0.12)	$10.40	(15.56)%	0.01%	0.91%	2.42%	1.52%	52%(4)	$731,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 1, 2022 (commencement of sale) through November 30, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Emerging Markets Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
16

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
17

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period and below the median for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes
18

the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
19

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $43,366,257 and foreign taxes paid of $10,145,819, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.2784 and $0.0651, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91030 2501

Annual Financial Statements and Other Information

November 30, 2024

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 95.9%
Brazil — 5.3%
Embraer SA, ADR(1)	9,374	$358,368
Inter & Co., Inc., Class A	18,422	85,110
Marcopolo SA, Preference Shares	261,240	364,281
PRIO SA	11,100	73,590
Vivara Participacoes SA	24,500	91,944
VTEX, Class A(1)	37,335	232,224
		1,205,517
Canada — 0.8%
ERO Copper Corp.(1)(2)	11,752	179,547
China — 12.7%
Atour Lifestyle Holdings Ltd., ADR	5,445	136,942
BOC Aviation Ltd.	21,200	164,201
China Lesso Group Holdings Ltd.	469,000	212,553
China Overseas Property Holdings Ltd.	505,000	339,304
GDS Holdings Ltd., ADR(1)	15,264	300,548
Haitian International Holdings Ltd.	117,000	298,506
Henan Pinggao Electric Co. Ltd., Class A	152,000	367,579
MMG Ltd.(1)	520,000	178,486
Shenzhen Envicool Technology Co. Ltd., Class A	76,440	396,046
Tongcheng Travel Holdings Ltd.	139,200	342,217
Xtep International Holdings Ltd.(2)	233,500	158,708
		2,895,090
Greece — 0.9%
Piraeus Financial Holdings SA	55,172	202,872
Hong Kong — 0.5%
MGM China Holdings Ltd.(2)	90,800	114,293
India — 27.0%
Alembic Pharmaceuticals Ltd.	28,276	366,313
CMS Info Systems Ltd.	44,189	260,165
Crompton Greaves Consumer Electricals Ltd.	48,762	236,998
Endurance Technologies Ltd.	7,480	208,343
Fortis Healthcare Ltd.	50,237	393,020
Indian Hotels Co. Ltd.	40,019	376,799
Jyothy Labs Ltd.	59,084	294,425
KEI Industries Ltd.	8,058	412,820
MakeMyTrip Ltd.(1)	2,023	232,119
PB Fintech Ltd.(1)	17,842	401,768
Persistent Systems Ltd.	2,531	177,376
Phoenix Mills Ltd.	17,960	353,045
Poly Medicure Ltd.	15,771	520,141
Prestige Estates Projects Ltd.	22,618	443,525
Shriram Finance Ltd.	5,801	207,624
Supreme Industries Ltd.	3,089	170,239
Torrent Pharmaceuticals Ltd.	5,695	224,385
Varun Beverages Ltd.	65,545	481,874
V-Guard Industries Ltd.	53,757	265,687
Wonderla Holidays Ltd.	10,024	98,628
		6,125,294
2

	Shares	Value
Indonesia — 2.7%
Aspirasi Hidup Indonesia Tbk. PT	4,313,500	$209,893
Ciputra Development Tbk. PT	2,934,200	198,424
United Tractors Tbk. PT	121,400	205,076
		613,393
Malaysia — 2.0%
Gamuda Bhd.	221,200	443,874
Mexico — 0.8%
Corp. Inmobiliaria Vesta SAB de CV(2)	33,130	78,872
Gentera SAB de CV(2)	81,005	102,272
		181,144
Philippines — 1.3%
GT Capital Holdings, Inc.	16,960	189,643
International Container Terminal Services, Inc.	17,560	110,769
		300,412
Russia(3) — 0.0%
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 4.0%
Catrion Catering Holding Co.	2,967	98,732
Leejam Sports Co. JSC	3,333	161,410
National Medical Care Co.	6,000	258,987
Riyadh Cables Group Co.	7,173	246,075
SAL Saudi Logistics Services	2,054	141,017
		906,221
South Africa — 4.2%
Capitec Bank Holdings Ltd.	702	127,410
Clicks Group Ltd.	19,778	433,586
Mr. Price Group Ltd.	24,534	393,174
		954,170
South Korea — 10.1%
Cosmax, Inc.	1,156	110,696
Fila Holdings Corp.	3,341	97,496
HD HYUNDAI MIPO	3,075	277,757
HYBE Co. Ltd.	1,599	224,024
Hyundai Autoever Corp.	1,116	112,690
Hyundai Rotem Co. Ltd.	7,580	276,713
Hyundai Steel Co.	5,593	84,296
IsuPetasys Co. Ltd.	6,564	106,738
LG H&H Co. Ltd.	457	102,150
LG Innotek Co. Ltd.	810	94,830
Park Systems Corp.	776	113,444
PharmaResearch Co. Ltd.	1,645	234,953
Sanil Electric Co. Ltd.(1)	7,523	335,704
Silicon2 Co. Ltd.(1)	6,956	123,274
		2,294,765
Taiwan — 19.0%
Accton Technology Corp.	11,000	224,607
Asia Vital Components Co. Ltd.	11,000	220,892
ASMedia Technology, Inc.	2,000	100,599
ASPEED Technology, Inc.	1,000	127,474
Bizlink Holding, Inc.	28,067	565,033
Chroma ATE, Inc.	20,000	256,315
Eclat Textile Co. Ltd.	13,000	213,794
Elite Material Co. Ltd.	22,000	320,083
3

	Shares	Value
Fortune Electric Co. Ltd.	18,000	$306,991
Gold Circuit Electronics Ltd.	44,000	253,751
Gourmet Master Co. Ltd.	80,000	236,240
Gudeng Precision Industrial Co. Ltd.	13,000	200,956
King Yuan Electronics Co. Ltd.	77,000	303,870
Kinik Co.	31,000	287,469
Lotes Co. Ltd.	5,000	278,403
Nien Made Enterprise Co. Ltd.	17,000	210,800
Pegavision Corp.	8,000	92,643
Poya International Co. Ltd.	8,000	118,163
		4,318,083
Thailand — 2.7%
Bumrungrad Hospital PCL	20,100	122,038
Minor International PCL	314,900	246,188
WHA Corp. PCL	1,415,400	235,512
		603,738
Turkey — 0.9%
Migros Ticaret AS	15,367	214,399
United Arab Emirates — 1.0%
Burjeel Holdings PLC	176,654	101,091
Emirates Central Cooling Systems Corp.	253,653	126,403
		227,494
TOTAL COMMON STOCKS (Cost $17,878,730)		21,780,306
EXCHANGE-TRADED FUNDS — 0.7%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	153,309
SHORT-TERM INVESTMENTS — 6.2%
Money Market Funds — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	253,976	253,976
Repurchase Agreements — 5.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $107,983), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $106,088)		106,048
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/50, valued at $1,071,027), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $1,050,400)		1,050,000
		1,156,048
TOTAL SHORT-TERM INVESTMENTS (Cost $1,410,024)		1,410,024
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $19,427,731)		23,343,639
OTHER ASSETS AND LIABILITIES — (2.8)%		(636,949)
TOTAL NET ASSETS — 100.0%		$22,706,690

4

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.1%
Consumer Discretionary	17.6%
Information Technology	14.1%
Health Care	10.2%
Real Estate	7.3%
Consumer Staples	7.2%
Financials	5.0%
Materials	2.7%
Communication Services	2.0%
Energy	1.2%
Utilities	0.5%
Exchange-Traded Funds	0.7%
Short-Term Investments	6.2%
Other Assets and Liabilities	(2.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $449,653. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $474,935, which includes securities collateral of $220,959.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $19,173,755) — including $449,653 of securities on loan	$23,089,663
Investment made with cash collateral received for securities on loan, at value (cost of $253,976)	253,976
Total investment securities, at value (cost of $19,427,731)	23,343,639
Cash	4,773
Receivable for capital shares sold	17,888
Dividends and interest receivable	9,052
Securities lending receivable	167
Other assets	509
23,376,028

Liabilities
Payable for collateral received for securities on loan	253,976
Payable for capital shares redeemed	15,144
Accrued management fees	22,142
Distribution and service fees payable	382
Accrued foreign taxes	377,694
669,338

Net Assets	$22,706,690

Net Assets Consist of:
Capital (par value and paid-in surplus)	$19,585,861
Distributable earnings (loss)	3,120,829
$22,706,690

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,019,867	204,630	$14.76
I Class, $0.01 Par Value	$13,639,046	918,737	$14.85
A Class, $0.01 Par Value	$473,477	32,379	$14.62
C Class, $0.01 Par Value	$14,869	1,060	$14.03
R Class, $0.01 Par Value	$656,586	45,424	$14.45
R6 Class, $0.01 Par Value	$4,902,845	328,793	$14.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.51 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $36,193)	$354,319
Interest	27,933
Securities lending, net	2,553
384,805

Expenses:
Management fees	241,521
Distribution and service fees:
A Class	1,107
C Class	149
R Class	3,594
Directors' fees and expenses	581
Other expenses	349
247,301

Net investment income (loss)	137,504

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $107,155)	573,972
Foreign currency translation transactions	(40,273)
533,699

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(198,895))	760,203
Translation of assets and liabilities in foreign currencies	421
760,624

Net realized and unrealized gain (loss)	1,294,323

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,431,827

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$137,504	$117,194
Net realized gain (loss)	533,699	(300,120)
Change in net unrealized appreciation (depreciation)	760,624	1,750,190
Net increase (decrease) in net assets resulting from operations	1,431,827	1,567,264

Distributions to Shareholders
From earnings:
Investor Class	(23,263)	(50,517)
I Class	(103,777)	(137,593)
A Class	(2,472)	(4,405)
C Class	—	(135)
R Class	(1,872)	(7,964)
R6 Class	(24,395)	(26,437)
Decrease in net assets from distributions	(155,779)	(227,051)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,030,932	2,422,828

Net increase (decrease) in net assets	8,306,980	3,763,041

Net Assets
Beginning of period	14,399,710	10,636,669
End of period	$22,706,690	$14,399,710

See Notes to Financial Statements.
8

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$253,976	—	—	—	$253,976
Gross amount of recognized liabilities for securities lending transactions					$253,976
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.39%	1.19%	1.39%	1.39%	1.39%	1.04%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $19,571,325 and $13,822,749, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	35,000,000		35,000,000
Sold	68,570	$1,008,874	24,632	$307,215
Issued in reinvestment of distributions	1,569	22,840	4,214	49,679
Redeemed	(49,125)	(731,268)	(44,108)	(556,922)
	21,014	300,446	(15,262)	(200,028)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	500,785	7,416,985	223,069	2,890,187
Issued in reinvestment of distributions	7,098	103,777	11,621	137,593
Redeemed	(222,075)	(3,319,202)	(115,512)	(1,448,980)
	285,808	4,201,560	119,178	1,578,800
A Class/Shares Authorized	25,000,000		25,000,000
Sold	7,432	109,706	15,288	190,423
Issued in reinvestment of distributions	171	2,472	376	4,405
Redeemed	(8,834)	(128,455)	(2,185)	(29,298)
	(1,231)	(16,277)	13,479	165,530
C Class/Shares Authorized	25,000,000		25,000,000
Issued in reinvestment of distributions	—	—	12	135
R Class/Shares Authorized	20,000,000		20,000,000
Sold	29,140	418,701	22,964	283,693
Issued in reinvestment of distributions	131	1,871	687	7,964
Redeemed	(26,947)	(392,423)	(24,307)	(294,988)
	2,324	28,149	(656)	(3,331)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	201,621	3,080,761	116,870	1,406,437
Issued in reinvestment of distributions	1,663	24,395	2,227	26,437
Redeemed	(40,122)	(588,102)	(44,300)	(551,152)
	163,162	2,517,054	74,797	881,722
Net increase (decrease)	471,077	$7,030,932	191,548	$2,422,828

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$675,702	$529,815
China	437,490	2,457,600
India	232,119	5,893,175
Other Countries	—	11,554,405
Exchange-Traded Funds	—	153,309	—
Short-Term Investments	253,976	1,156,048	—
	$1,599,287	$21,744,352	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
$0.0103	$0.0340	—	—	—	$0.0518

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$155,779	$227,051
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$19,590,389
Gross tax appreciation of investments	$5,035,049
Gross tax depreciation of investments	(1,281,799)
Net tax appreciation (depreciation) of investments	3,753,250
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(377,936)
Net tax appreciation (depreciation)	$3,375,314
Undistributed ordinary income	$50,081
Accumulated short-term capital losses	$(304,566)

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The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$13.53	0.08	1.26	1.34	(0.11)	—	(0.11)	$14.76	9.93%	1.39%	0.54%	70%	$3,020
2023	$12.21	0.10	1.47	1.57	(0.25)	—	(0.25)	$13.53	13.15%	1.40%	0.83%	48%	$2,484
2022	$16.48	0.15	(3.20)	(3.05)	(0.02)	(1.20)	(1.22)	$12.21	(19.90)%	1.41%	1.21%	64%	$2,428
2021	$14.23	0.04	2.82	2.86	—	(0.61)	(0.61)	$16.48	20.69%	1.39%	0.25%	52%	$3,451
2020	$12.52	0.04	1.72	1.76	(0.05)	—	(0.05)	$14.23	14.07%	1.54%	0.37%	60%	$2,984
I Class
2024	$13.61	0.11	1.27	1.38	(0.14)	—	(0.14)	$14.85	10.17%	1.19%	0.74%	70%	$13,639
2023	$12.28	0.13	1.47	1.60	(0.27)	—	(0.27)	$13.61	13.38%	1.20%	1.03%	48%	$8,615
2022	$16.57	0.18	(3.22)	(3.04)	(0.05)	(1.20)	(1.25)	$12.28	(19.80)%	1.21%	1.41%	64%	$6,309
2021	$14.27	0.07	2.84	2.91	—	(0.61)	(0.61)	$16.57	21.06%	1.19%	0.45%	52%	$6,090
2020	$12.56	0.07	1.71	1.78	(0.07)	—	(0.07)	$14.27	14.25%	1.34%	0.57%	60%	$3,932
A Class
2024	$13.41	0.03	1.26	1.29	(0.08)	—	(0.08)	$14.62	9.59%	1.64%	0.29%	70%	$473
2023	$12.10	0.07	1.46	1.53	(0.22)	—	(0.22)	$13.41	12.90%	1.65%	0.58%	48%	$451
2022	$16.36	0.12	(3.18)	(3.06)	—	(1.20)	(1.20)	$12.10	(20.13)%	1.66%	0.96%	64%	$244
2021	$14.17	(0.01)	2.81	2.80	—	(0.61)	(0.61)	$16.36	20.41%	1.64%	0.00%	52%	$305
2020	$12.47	0.02	1.69	1.71	(0.01)	—	(0.01)	$14.17	13.76%	1.79%	0.12%	60%	$206
C Class
2024	$12.90	(0.07)	1.20	1.13	—	—	—	$14.03	8.76%	2.39%	(0.46)%	70%	$15
2023	$11.64	(0.02)	1.41	1.39	(0.13)	—	(0.13)	$12.90	12.09%	2.40%	(0.17)%	48%	$14
2022	$15.90	0.04	(3.10)	(3.06)	—	(1.20)	(1.20)	$11.64	(20.75)%	2.41%	0.21%	64%	$12
2021	$13.88	(0.12)	2.75	2.63	—	(0.61)	(0.61)	$15.90	19.58%	2.39%	(0.75)%	52%	$10
2020	$12.29	(0.07)	1.66	1.59	—	—	—	$13.88	12.94%	2.54%	(0.63)%	60%	$8
R Class
2024	$13.25	—(3)	1.24	1.24	(0.04)	—	(0.04)	$14.45	9.35%	1.89%	0.04%	70%	$657
2023	$11.96	0.04	1.44	1.48	(0.19)	—	(0.19)	$13.25	12.59%	1.90%	0.33%	48%	$571
2022	$16.23	0.09	(3.16)	(3.07)	—	(1.20)	(1.20)	$11.96	(20.37)%	1.91%	0.71%	64%	$523
2021	$14.09	(0.04)	2.79	2.75	—	(0.61)	(0.61)	$16.23	20.16%	1.89%	(0.25)%	52%	$521
2020	$12.42	(0.01)	1.68	1.67	—	—	—	$14.09	13.54%	2.04%	(0.13)%	60%	$268

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$13.67	0.12	1.28	1.40	(0.16)	—	(0.16)	$14.91	10.29%	1.04%	0.89%	70%	$4,903
2023	$12.33	0.15	1.48	1.63	(0.29)	—	(0.29)	$13.67	13.58%	1.05%	1.18%	48%	$2,265
2022	$16.64	0.20	(3.24)	(3.04)	(0.07)	(1.20)	(1.27)	$12.33	(19.66)%	1.06%	1.56%	64%	$1,120
2021	$14.31	0.10	2.84	2.94	—	(0.61)	(0.61)	$16.64	21.15%	1.04%	0.60%	52%	$18
2020	$12.59	0.10	1.71	1.81	(0.09)	—	(0.09)	$14.31	14.47%	1.19%	0.72%	60%	$15

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Emerging Markets Small Cap Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Small Cap Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
17

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
18

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one- and five-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes
19

the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
20

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $367,915 and foreign taxes paid of $141,295, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.2403 and $0.0923, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91033 2501

Annual Financial Statements and Other Information

November 30, 2024

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 99.6%
Canada — 2.8%
Canadian Pacific Kansas City Ltd.	229,920	$17,609,573
Denmark — 2.9%
Novo Nordisk AS, Class B	174,940	18,748,279
France — 2.9%
Schneider Electric SE	70,790	18,236,981
Germany — 2.6%
SAP SE	71,090	16,881,438
Hong Kong — 2.5%
Techtronic Industries Co. Ltd.	1,128,500	16,062,064
Indonesia — 2.8%
Bank Central Asia Tbk. PT	28,458,800	17,970,677
Japan — 5.6%
Hitachi Ltd.	740,600	18,663,737
Keyence Corp.	39,300	17,051,989
		35,715,726
Spain — 2.7%
Cellnex Telecom SA	485,970	17,463,556
United Kingdom — 6.0%
Barclays PLC, ADR	1,363,150	18,375,262
London Stock Exchange Group PLC	139,990	20,063,189
		38,438,451
United States — 68.8%
AbbVie, Inc.	95,780	17,521,035
Amazon.com, Inc.(1)	157,220	32,684,466
AMETEK, Inc.	72,034	14,001,969
ARES Management Corp., Class A	93,079	16,449,852
Boston Scientific Corp.(1)	188,930	17,128,394
Broadcom, Inc.	126,400	20,486,912
Dominion Energy, Inc.	244,980	14,392,575
Entegris, Inc.	126,490	13,361,139
Howmet Aerospace, Inc.	139,520	16,516,378
Mastercard, Inc., Class A	36,307	19,349,452
MercadoLibre, Inc.(1)	1,210	2,402,056
Meta Platforms, Inc., Class A	47,150	27,079,188
Microsoft Corp.	95,220	40,321,861
Nasdaq, Inc.	174,170	14,454,368
NVIDIA Corp.	325,410	44,987,932
Oracle Corp.	99,450	18,382,338
Progressive Corp.	65,510	17,614,329
Roper Technologies, Inc.	26,480	14,999,331
S&P Global, Inc.	33,580	17,545,886
SBA Communications Corp.	69,300	15,679,125
Stryker Corp.	32,340	12,682,131
Uber Technologies, Inc.(1)	217,170	15,627,553
Williams Cos., Inc.	282,310	16,520,781
		440,189,051
TOTAL COMMON STOCKS (Cost $527,912,484)		637,315,796
2

	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $241,787), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $237,545)		$237,455
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/50, valued at $2,398,050), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $2,351,895)		2,351,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,588,455)		2,588,455
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $530,500,939)		639,904,251
OTHER ASSETS AND LIABILITIES — 0.0%		(144,978)
TOTAL NET ASSETS — 100.0%		$639,759,273

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	29.1%
Financials	22.2%
Industrials	18.2%
Health Care	10.3%
Communication Services	7.0%
Consumer Discretionary	5.5%
Energy	2.6%
Real Estate	2.5%
Utilities	2.2%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $530,500,939)	$639,904,251
Cash	10,757
Receivable for capital shares sold	128,039
Dividends and interest receivable	783,273
Other assets	1,038
640,827,358

Liabilities
Payable for capital shares redeemed	538,463
Accrued management fees	519,492
Distribution and service fees payable	10,130
1,068,085

Net Assets	$639,759,273

Net Assets Consist of:
Capital (par value and paid-in surplus)	$450,860,147
Distributable earnings (loss)	188,899,126
$639,759,273

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$432,422,720	34,287,242	$12.61
I Class, $0.01 Par Value	$74,007,433	5,641,149	$13.12
Y Class, $0.01 Par Value	$395,361	29,746	$13.29
A Class, $0.01 Par Value	$29,427,390	2,493,729	$11.80
C Class, $0.01 Par Value	$1,915,467	235,074	$8.15
R Class, $0.01 Par Value	$6,039,972	537,275	$11.24
R5 Class, $0.01 Par Value	$11,819	901	$13.12
R6 Class, $0.01 Par Value	$95,539,111	7,202,401	$13.26
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.52 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $347,642)	$7,805,607
Interest	226,333
8,031,940

Expenses:
Management fees	6,217,220
Distribution and service fees:
A Class	69,075
C Class	21,316
R Class	30,526
Directors' fees and expenses	18,489
Other expenses	44,942
6,401,568

Net investment income (loss)	1,630,372

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $492,879)	87,093,765
Foreign currency translation transactions	(77,512)
87,016,253

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $375,151)	35,317,904
Translation of assets and liabilities in foreign currencies	(2,721)
35,315,183

Net realized and unrealized gain (loss)	122,331,436

Net Increase (Decrease) in Net Assets Resulting from Operations	$123,961,808

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$1,630,372	$3,252,179
Net realized gain (loss)	87,016,253	20,963,058
Change in net unrealized appreciation (depreciation)	35,315,183	24,541,115
Net increase (decrease) in net assets resulting from operations	123,961,808	48,756,352

Distributions to Shareholders
From earnings:
Investor Class	(14,740,592)	(41,136,845)
I Class	(2,922,662)	(8,447,283)
Y Class	(12,763)	(34,387)
A Class	(939,440)	(2,818,294)
C Class	(106,841)	(404,907)
R Class	(204,720)	(677,257)
R5 Class	(372)	(932)
R6 Class	(3,508,992)	(8,363,717)
Decrease in net assets from distributions	(22,436,382)	(61,883,622)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(51,849,796)	17,634,212

Net increase (decrease) in net assets	49,675,630	4,506,942

Net Assets
Beginning of period	590,083,643	585,576,701
End of period	$639,759,273	$590,083,643

See Notes to Financial Statements.
6

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

7

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

8

The management fee schedule range and the effective annual management fee for each class for the period ended November 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $448,446,338 and $514,543,345, respectively.

9

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	1,204,615	$14,038,725	1,330,890	$13,536,718
Issued in reinvestment of distributions	1,331,834	14,130,756	4,185,379	39,468,121
Redeemed	(4,678,448)	(54,546,504)	(4,095,358)	(41,949,103)
	(2,141,999)	(26,377,023)	1,420,911	11,055,736
I Class/Shares Authorized	100,000,000		100,000,000
Sold	391,554	4,690,552	1,039,876	11,007,895
Issued in reinvestment of distributions	265,136	2,921,805	863,486	8,444,893
Redeemed	(1,935,551)	(23,008,103)	(2,119,457)	(22,483,236)
	(1,278,861)	(15,395,746)	(216,095)	(3,030,448)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	1,724	21,647	8,554	91,496
Issued in reinvestment of distributions	1,145	12,763	3,477	34,387
Redeemed	(2,622)	(30,661)	(10,963)	(122,314)
	247	3,749	1,068	3,569
A Class/Shares Authorized	40,000,000		40,000,000
Sold	332,420	3,654,739	514,710	4,928,940
Issued in reinvestment of distributions	92,542	920,792	312,247	2,769,627
Redeemed	(465,510)	(5,043,132)	(779,154)	(7,579,406)
	(40,548)	(467,601)	47,803	119,161
C Class/Shares Authorized	25,000,000		25,000,000
Sold	21,575	166,732	15,900	110,764
Issued in reinvestment of distributions	15,433	106,798	63,840	401,551
Redeemed	(110,059)	(837,935)	(135,365)	(917,748)
	(73,051)	(564,405)	(55,625)	(405,433)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	89,475	934,839	87,214	805,743
Issued in reinvestment of distributions	21,549	204,720	79,865	677,257
Redeemed	(148,603)	(1,580,369)	(192,108)	(1,753,944)
	(37,579)	(440,810)	(25,029)	(270,944)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	34	372	95	932
R6 Class/Shares Authorized	75,000,000		75,000,000
Sold	1,602,752	19,824,781	1,862,989	19,904,062
Issued in reinvestment of distributions	285,757	3,177,617	763,180	7,532,585
Redeemed	(2,560,029)	(31,610,730)	(1,630,838)	(17,275,008)
	(671,520)	(8,608,332)	995,331	10,161,639
Net increase (decrease)	(4,243,277)	$(51,849,796)	2,168,459	$17,634,212

10

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Denmark	—	$18,748,279	—
France	—	18,236,981	—
Germany	—	16,881,438	—
Hong Kong	—	16,062,064	—
Indonesia	—	17,970,677	—
Japan	—	35,715,726	—
Spain	—	17,463,556	—
United Kingdom	$18,375,262	20,063,189	—
Other Countries	457,798,624	—	—
Short-Term Investments	—	2,588,455	—
	$476,173,886	$163,730,365	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid a per-share distribution from net realized gains to shareholders of record on December 16, 2024 of $1.5771 for the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class.

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
$0.0111	$0.0365	$0.0555	—	—	—	$0.0365	$0.0555

11

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$3,076,251	$3,452,272
Long-term capital gains	$19,360,131	$58,431,350

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$531,055,786
Gross tax appreciation of investments	$125,009,114
Gross tax depreciation of investments	(16,160,649)
Net tax appreciation (depreciation) of investments	108,848,465
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	8,826
Net tax appreciation (depreciation)	$108,857,291
Undistributed ordinary income	$19,332,072
Accumulated long-term gains	$60,709,763

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$10.73	0.02	2.27	2.29	(0.05)	(0.36)	(0.41)	$12.61	22.03%	1.08%	0.21%	72%	$432,423
2023	$11.10	0.05	0.77	0.82	(0.06)	(1.13)	(1.19)	$10.73	8.84%	1.09%	0.50%	79%	$390,767
2022	$15.00	0.06	(2.16)	(2.10)	(0.03)	(1.77)	(1.80)	$11.10	(16.07)%	1.10%	0.54%	45%	$388,619
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
2020	$13.54	(0.02)	3.16	3.14	—(3)	(2.12)	(2.12)	$14.56	27.02%	1.07%	(0.14)%	73%	$462,781
I Class
2024	$11.14	0.05	2.36	2.41	(0.07)	(0.36)	(0.43)	$13.12	22.36%	0.88%	0.41%	72%	$74,007
2023	$11.48	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.14	9.03%	0.89%	0.70%	79%	$77,104
2022	$15.46	0.09	(2.24)	(2.15)	(0.06)	(1.77)	(1.83)	$11.48	(15.93)%	0.90%	0.74%	45%	$81,949
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
2020	$13.84	—(3)	3.24	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$94,888
Y Class
2024	$11.28	0.07	2.39	2.46	(0.09)	(0.36)	(0.45)	$13.29	22.53%	0.73%	0.56%	72%	$395
2023	$11.61	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.28	9.18%	0.74%	0.85%	79%	$333
2022	$15.62	0.11	(2.27)	(2.16)	(0.08)	(1.77)	(1.85)	$11.61	(15.82)%	0.75%	0.89%	45%	$330
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
2020	$13.93	0.03	3.26	3.29	(0.05)	(2.12)	(2.17)	$15.05	27.48%	0.72%	0.21%	73%	$167
A Class
2024	$10.06	—(3)	2.12	2.12	(0.02)	(0.36)	(0.38)	$11.80	21.77%	1.33%	(0.04)%	72%	$29,427
2023	$10.48	0.02	0.72	0.74	(0.03)	(1.13)	(1.16)	$10.06	8.56%	1.34%	0.25%	79%	$25,494
2022	$14.27	0.03	(2.05)	(2.02)	—	(1.77)	(1.77)	$10.48	(16.32)%	1.35%	0.29%	45%	$26,064
2021	$13.94	—(3)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059
2020	$13.08	(0.05)	3.03	2.98	—	(2.12)	(2.12)	$13.94	26.66%	1.32%	(0.39)%	73%	$30,537
C Class
2024	$7.09	(0.06)	1.48	1.42	—	(0.36)	(0.36)	$8.15	20.88%	2.08%	(0.79)%	72%	$1,915
2023	$7.76	(0.03)	0.49	0.46	—	(1.13)	(1.13)	$7.09	7.72%	2.09%	(0.50)%	79%	$2,184
2022	$11.08	(0.04)	(1.51)	(1.55)	—	(1.77)	(1.77)	$7.76	(16.87)%	2.10%	(0.46)%	45%	$2,822
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426
2020	$11.00	(0.11)	2.46	2.35	—	(2.12)	(2.12)	$11.23	25.84%	2.07%	(1.14)%	73%	$5,302

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$9.60	(0.03)	2.03	2.00	—	(0.36)	(0.36)	$11.24	21.48%	1.58%	(0.29)%	72%	$6,040
2023	$10.06	—(3)	0.68	0.68	(0.01)	(1.13)	(1.14)	$9.60	8.20%	1.59%	—%	79%	$5,520
2022	$13.79	—(3)	(1.96)	(1.96)	—	(1.77)	(1.77)	$10.06	(16.48)%	1.60%	0.04%	45%	$6,033
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
2020	$12.80	(0.07)	2.94	2.87	—	(2.12)	(2.12)	$13.55	26.34%	1.57%	(0.64)%	73%	$8,931
R5 Class
2024	$11.15	0.05	2.35	2.40	(0.07)	(0.36)	(0.43)	$13.12	22.25%	0.88%	0.41%	72%	$12
2023	$11.49	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.15	9.03%	0.89%	0.70%	79%	$10
2022	$15.46	0.09	(2.23)	(2.14)	(0.06)	(1.77)	(1.83)	$11.49	(15.86)%	0.90%	0.74%	45%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
2020	$13.84	0.01	3.23	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$9
R6 Class
2024	$11.26	0.07	2.38	2.45	(0.09)	(0.36)	(0.45)	$13.26	22.48%	0.73%	0.56%	72%	$95,539
2023	$11.59	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.26	9.20%	0.74%	0.85%	79%	$88,671
2022	$15.59	0.11	(2.26)	(2.15)	(0.08)	(1.77)	(1.85)	$11.59	(15.79)%	0.75%	0.89%	45%	$79,749
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318
2020	$13.92	0.03	3.25	3.28	(0.05)	(2.12)	(2.17)	$15.03	27.44%	0.72%	0.21%	73%	$90,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Focused Global Growth Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Focused Global Growth Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
15

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
16

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
17

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
18

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For corporate taxpayers, the fund hereby designates $3,076,251, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended November 30, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $791,125 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended November 30, 2024.

The fund hereby designates $21,977,030, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended November 30, 2024.

The fund utilized earnings and profits of $3,450,254 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91028 2501

Annual Financial Statements and Other Information

November 30, 2024

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 96.8%
Australia — 4.3%
CSL Ltd.	11,640	$2,145,975
NEXTDC Ltd.(1)	241,342	2,574,448
		4,720,423
Brazil — 1.1%
NU Holdings Ltd., Class A(1)	94,990	1,190,225
Canada — 1.0%
Canadian Pacific Kansas City Ltd.(2)	14,330	1,096,308
China — 4.8%
Tencent Holdings Ltd.	54,100	2,793,901
Trip.com Group Ltd., ADR(1)	36,940	2,388,171
		5,182,072
Denmark — 4.8%
DSV AS	4,940	1,058,032
Novo Nordisk AS, Class B	38,504	4,126,464
		5,184,496
France — 6.1%
Air Liquide SA	16,489	2,742,701
Schneider Electric SE	15,036	3,873,588
		6,616,289
Germany — 5.9%
SAP SE	18,550	4,404,989
Siemens Energy AG(1)	37,790	2,050,188
		6,455,177
Hong Kong — 2.1%
Techtronic Industries Co. Ltd.	163,000	2,319,997
India — 2.2%
MakeMyTrip Ltd.(1)	20,950	2,403,803
Indonesia — 2.3%
Bank Central Asia Tbk. PT	4,029,800	2,544,669
Ireland — 1.4%
Kerry Group PLC, A Shares	15,840	1,532,301
Italy — 2.2%
Ferrari NV	5,580	2,430,797
Japan — 18.8%
Fast Retailing Co. Ltd.	3,200	1,096,550
Hitachi Ltd.	127,800	3,220,667
Keyence Corp.	6,700	2,907,082
MonotaRO Co. Ltd.	92,500	1,652,637
NEC Corp.	27,600	2,359,755
NTT Data Group Corp.	145,600	2,829,162
Shin-Etsu Chemical Co. Ltd.(2)	50,600	1,877,683
Terumo Corp.(2)	140,300	2,865,623
Tokio Marine Holdings, Inc.	42,800	1,595,952
		20,405,111
Netherlands — 6.1%
Adyen NV(1)	1,430	2,081,382
ASML Holding NV(2)	3,370	2,302,749
2

	Shares	Value
DSM-Firmenich AG	19,930	$2,189,188
		6,573,319
Spain — 2.2%
Iberdrola SA	164,160	2,340,856
Switzerland — 4.4%
Lonza Group AG	3,520	2,110,602
On Holding AG, Class A(1)	44,890	2,618,434
		4,729,036
Taiwan — 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	6,824,159
United Kingdom — 18.1%
Ashtead Group PLC	21,900	1,755,196
AstraZeneca PLC	17,880	2,419,960
Barclays PLC	932,260	3,124,937
Experian PLC	39,800	1,902,590
Haleon PLC	398,847	1,902,547
London Stock Exchange Group PLC	25,306	3,626,824
RELX PLC	60,300	2,842,790
Unilever PLC	34,670	2,076,106
		19,650,950
United States — 2.7%
CRH PLC	28,450	2,909,582
TOTAL COMMON STOCKS (Cost $87,628,659)		105,109,570
SHORT-TERM INVESTMENTS — 9.2%
Money Market Funds — 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,034,478	6,034,478
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $367,767), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $361,315)		361,178
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/50, valued at $3,648,615), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $3,578,362)		3,577,000
		3,938,178
TOTAL SHORT-TERM INVESTMENTS (Cost $9,972,656)		9,972,656
TOTAL INVESTMENT SECURITIES — 106.0% (Cost $97,601,315)		115,082,226
OTHER ASSETS AND LIABILITIES — (6.0)%		(6,500,274)
TOTAL NET ASSETS — 100.0%		$108,581,952

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	22.3%
Industrials	20.0%
Financials	13.0%
Health Care	12.6%
Consumer Discretionary	10.1%
Materials	8.9%
Consumer Staples	5.1%
Communication Services	2.6%
Utilities	2.2%
Short-Term Investments	9.2%
Other Assets and Liabilities	(6.0)%

3

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,020,779. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,374,188, which includes securities collateral of $339,710.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $91,566,837) — including $6,020,779 of securities on loan	$109,047,748
Investment made with cash collateral received for securities on loan, at value (cost of $6,034,478)	6,034,478
Total investment securities, at value (cost of $97,601,315)	115,082,226
Cash	15,328
Foreign currency holdings, at value (cost of $11)	11
Receivable for investments sold	1,293,323
Receivable for capital shares sold	121,855
Dividends and interest receivable	174,554
Securities lending receivable	570
116,687,867

Liabilities
Payable for collateral received for securities on loan	6,034,478
Payable for investments purchased	1,761,035
Payable for capital shares redeemed	272,931
Accrued management fees	37,008
Distribution and service fees payable	463
8,105,915

Net Assets	$108,581,952

Net Assets Consist of:
Capital (par value and paid-in surplus)	$106,006,821
Distributable earnings (loss)	2,575,131
$108,581,952

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$13,025,049	767,304	$16.98
I Class, $0.01 Par Value	$27,745,508	1,618,920	$17.14
A Class, $0.01 Par Value	$833,591	49,732	$16.76
C Class, $0.01 Par Value	$50,252	3,169	$15.86
R Class, $0.01 Par Value	$611,901	37,040	$16.52
R6 Class, $0.01 Par Value	$5,939,165	344,395	$17.25
G Class, $0.01 Par Value	$60,376,486	3,415,667	$17.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $17.78 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $114,947)	$1,078,552
Interest	89,843
Securities lending, net	7,166
1,175,561

Expenses:
Management fees	803,016
Distribution and service fees:
A Class	1,701
C Class	454
R Class	3,797
Directors' fees and expenses	2,802
Other expenses	1,237
813,007
Fees waived - G Class	(324,714)
488,293

Net investment income (loss)	687,268

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(328,303)
Foreign currency translation transactions	(19,076)
(347,379)

Change in net unrealized appreciation (depreciation) on:
Investments	10,799,848
Translation of assets and liabilities in foreign currencies	(2,952)
10,796,896

Net realized and unrealized gain (loss)	10,449,517

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,136,785

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$687,268	$807,933
Net realized gain (loss)	(347,379)	(7,069,953)
Change in net unrealized appreciation (depreciation)	10,796,896	6,996,183
Net increase (decrease) in net assets resulting from operations	11,136,785	734,163

Distributions to Shareholders
From earnings:
Investor Class	(49,886)	(53,821)
I Class	(156,977)	(171,794)
A Class	(662)	(156)
R6 Class	(56,368)	(40,405)
G Class	(528,074)	(383,934)
Decrease in net assets from distributions	(791,967)	(650,110)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,242,164	4,147,257

Net increase (decrease) in net assets	21,586,982	4,231,310

Net Assets
Beginning of period	86,994,970	82,763,660
End of period	$108,581,952	$86,994,970

See Notes to Financial Statements.
7

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,034,478	—	—	—	$6,034,478
Gross amount of recognized liabilities for securities lending transactions					$6,034,478
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 11% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $85,406,865 and $77,042,560, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	144,362	$2,393,269	222,961	$3,473,694
Issued in reinvestment of distributions	3,154	49,306	3,584	52,535
Redeemed	(281,554)	(4,652,641)	(320,179)	(4,895,744)
	(134,038)	(2,210,066)	(93,634)	(1,369,515)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	701,832	11,435,612	483,105	7,399,760
Issued in reinvestment of distributions	9,967	156,977	11,631	171,794
Redeemed	(861,617)	(14,089,560)	(938,362)	(14,162,798)
	(149,818)	(2,496,971)	(443,626)	(6,591,244)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	19,492	318,443	38,047	515,691
Issued in reinvestment of distributions	43	662	11	156
Redeemed	(9,124)	(147,153)	(5,292)	(79,076)
	10,411	171,952	32,766	436,771
C Class/Shares Authorized	20,000,000		20,000,000
Sold	659	10,335	257	3,735
Redeemed	—	—	(1,131)	(16,767)
	659	10,335	(874)	(13,032)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	18,689	302,680	27,534	414,806
Redeemed	(33,543)	(544,916)	(50,538)	(699,364)
	(14,854)	(242,236)	(23,004)	(284,558)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	101,216	1,700,914	249,710	3,967,587
Issued in reinvestment of distributions	3,561	56,368	2,723	40,405
Redeemed	(267,514)	(4,560,228)	(131,645)	(2,074,557)
	(162,737)	(2,802,946)	120,788	1,933,435
G Class/Shares Authorized	30,000,000		30,000,000
Sold	1,613,677	28,552,733	896,696	14,020,911
Issued in reinvestment of distributions	32,779	528,074	25,426	383,934
Redeemed	(587,299)	(10,268,711)	(273,394)	(4,369,445)
	1,059,157	18,812,096	648,728	10,035,400
Net increase (decrease)	608,780	$11,242,164	241,144	$4,147,257

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
11

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,190,225	—	—
China	2,388,171	$2,793,901	—
India	2,403,803	—	—
Switzerland	2,618,434	2,110,602	—
United States	2,909,582	—	—
Other Countries	—	88,694,852	—
Short-Term Investments	6,034,478	3,938,178	—
	$17,544,693	$97,537,533	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
—	—	—	—	—	$0.0152	$0.1411

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$791,967	$650,110
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$98,026,956
Gross tax appreciation of investments	$19,274,809
Gross tax depreciation of investments	(2,219,539)
Net tax appreciation (depreciation) of investments	17,055,270
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(2,833)
Net tax appreciation (depreciation)	$17,052,437
Undistributed ordinary income	$667,852
Accumulated short-term capital losses	$(11,425,314)
Accumulated long-term capital losses	$(3,719,844)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$15.14	0.02	1.88	1.90	(0.06)	—	(0.06)	$16.98	12.49%	1.09%	1.09%	0.14%	0.14%	82%	$13,025
2023	$15.10	0.08	0.02	0.10	(0.06)	—	(0.06)	$15.14	0.65%	1.09%	1.09%	0.47%	0.47%	61%	$13,645
2022	$20.04	0.12	(4.56)	(4.44)	—	(0.50)	(0.50)	$15.10	(22.71)%	1.10%	1.10%	0.59%	0.59%	51%	$15,028
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
2020	$14.34	(0.01)	4.33	4.32	—	(0.46)	(0.46)	$18.20	31.15%	1.18%	1.18%	(0.09)%	(0.09)%	92%	$9,749
I Class
2024	$15.28	0.06	1.89	1.95	(0.09)	—	(0.09)	$17.14	12.72%	0.89%	0.89%	0.34%	0.34%	82%	$27,746
2023	$15.25	0.11	0.01	0.12	(0.09)	—	(0.09)	$15.28	0.91%	0.89%	0.89%	0.67%	0.67%	61%	$27,034
2022	$20.19	0.11	(4.55)	(4.44)	—	(0.50)	(0.50)	$15.25	(22.59)%	0.90%	0.90%	0.79%	0.79%	51%	$33,731
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
2020	$14.39	0.01	4.36	4.37	—	(0.46)	(0.46)	$18.30	31.39%	0.98%	0.98%	0.11%	0.11%	92%	$5,585
A Class
2024	$14.95	(0.02)	1.85	1.83	(0.02)	—	(0.02)	$16.76	12.23%	1.34%	1.34%	(0.11)%	(0.11)%	82%	$834
2023	$14.91	(0.01)	0.07	0.06	(0.02)	—	(0.02)	$14.95	0.41%	1.34%	1.34%	0.22%	0.22%	61%	$588
2022	$19.85	0.07	(4.51)	(4.44)	—	(0.50)	(0.50)	$14.91	(22.94)%	1.35%	1.35%	0.34%	0.34%	51%	$98
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
2020	$14.28	(0.04)	4.29	4.25	—	(0.46)	(0.46)	$18.07	30.78%	1.43%	1.43%	(0.34)%	(0.34)%	92%	$85
C Class
2024	$14.23	(0.13)	1.76	1.63	—	—	—	$15.86	11.38%	2.09%	2.09%	(0.86)%	(0.86)%	82%	$50
2023	$14.29	(0.08)	0.02	(0.06)	—	—	—	$14.23	(0.35)%	2.09%	2.09%	(0.53)%	(0.53)%	61%	$36
2022	$19.17	(0.04)	(4.34)	(4.38)	—	(0.50)	(0.50)	$14.29	(23.54)%	2.10%	2.10%	(0.41)%	(0.41)%	51%	$48
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58
2020	$14.01	(0.14)	4.18	4.04	—	(0.46)	(0.46)	$17.59	29.84%	2.18%	2.18%	(1.09)%	(1.09)%	92%	$49
R Class
2024	$14.75	(0.06)	1.83	1.77	—	—	—	$16.52	11.92%	1.59%	1.59%	(0.36)%	(0.36)%	82%	$612
2023	$14.74	—(3)	0.01	0.01	—	—	—	$14.75	0.20%	1.59%	1.59%	(0.03)%	(0.03)%	61%	$766
2022	$19.67	0.03	(4.46)	(4.43)	—	(0.50)	(0.50)	$14.74	(23.15)%	1.60%	1.60%	0.09%	0.09%	51%	$1,104
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148
2020	$14.22	(0.08)	4.27	4.19	—	(0.46)	(0.46)	$17.95	30.47%	1.68%	1.68%	(0.59)%	(0.59)%	92%	$683

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$15.38	0.09	1.89	1.98	(0.11)	—	(0.11)	$17.25	12.94%	0.74%	0.74%	0.49%	0.49%	82%	$5,939
2023	$15.34	0.13	0.02	0.15	(0.11)	—	(0.11)	$15.38	0.99%	0.74%	0.74%	0.82%	0.82%	61%	$7,799
2022	$20.30	0.05	(4.49)	(4.44)	(0.02)	(0.50)	(0.52)	$15.34	(22.44)%	0.75%	0.75%	0.94%	0.94%	51%	$5,927
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
2020	$14.42	0.05	4.36	4.41	—	(0.46)	(0.46)	$18.37	31.61%	0.83%	0.83%	0.26%	0.26%	92%	$190
G Class
2024	$15.76	0.21	1.94	2.15	(0.23)	—	(0.23)	$17.68	13.75%	0.00%	0.74%	1.23%	0.49%	82%	$60,376
2023	$15.71	0.24	0.03	0.27	(0.22)	—	(0.22)	$15.76	1.81%	0.00%	0.74%	1.56%	0.82%	61%	$37,128
2022	$20.74	0.27	(4.67)	(4.40)	(0.13)	(0.50)	(0.63)	$15.71	(21.92)%	0.01%	0.75%	1.68%	0.94%	51%	$26,828
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684
2020	$14.51	0.17	4.43	4.60	—	(0.46)	(0.46)	$18.65	32.75%	0.00%	0.83%	1.09%	0.26%	92%	$4,356

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Focused International Growth Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Focused International Growth Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
15

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
16

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes
17

the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
18

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $1,118,458 and foreign taxes paid of $103,688, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.1793 and $0.0166, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91034 2501

Annual Financial Statements and Other Information

November 30, 2024

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 100.1%
Australia — 1.0%
CAR Group Ltd.	31,425	$854,111
Belgium — 0.6%
D'ieteren Group(1)	738	157,835
Solvay SA	10,291	357,132
		514,967
Brazil — 0.8%
Direcional Engenharia SA	98,000	468,272
VTEX, Class A(2)	25,270	157,180
		625,452
Canada — 10.0%
Aritzia, Inc.(2)	10,304	343,258
AtkinsRealis Group, Inc.	20,491	1,112,622
Boardwalk Real Estate Investment Trust	11,551	589,080
Brookfield Infrastructure Corp., Class A(1)	19,000	852,910
Capstone Copper Corp.(2)	122,619	847,793
Docebo, Inc.(1)(2)	10,875	541,711
Element Fleet Management Corp.	39,740	843,026
FirstService Corp. (Toronto)	5,149	1,004,460
goeasy Ltd.	5,656	703,056
Lundin Gold, Inc.	36,627	851,809
MDA Space Ltd.(2)	12,356	237,491
TransAlta Corp.(1)	39,274	445,183
		8,372,399
China — 1.9%
Bosideng International Holdings Ltd.	712,000	371,776
GDS Holdings Ltd., ADR(2)	38,237	752,886
Tongcheng Travel Holdings Ltd.	179,600	441,539
		1,566,201
France — 2.3%
Gaztransport Et Technigaz SA(1)	2,607	379,592
SPIE SA	17,528	552,452
Technip Energies NV	24,719	608,320
VusionGroup(1)	2,713	409,658
		1,950,022
Germany — 1.9%
CTS Eventim AG & Co. KGaA	5,192	459,509
Hypoport SE(2)	1,355	279,342
Redcare Pharmacy NV(2)	5,215	822,989
		1,561,840
India — 3.9%
Amber Enterprises India Ltd.(2)	7,256	522,102
Kalyan Jewellers India Ltd.	73,623	633,062
KEI Industries Ltd.	15,896	814,368
Max Healthcare Institute Ltd.	49,533	575,609
Prestige Estates Projects Ltd.	36,235	710,545
		3,255,686
Israel — 1.6%
CyberArk Software Ltd.(2)	2,858	924,591
2

	Shares	Value
Nova Ltd.(2)	2,239	$411,439
		1,336,030
Italy — 1.0%
BPER Banca SpA(1)	129,757	791,901
Japan — 6.1%
Asics Corp.	59,800	1,208,161
CyberAgent, Inc.(1)	68,600	478,255
Isetan Mitsukoshi Holdings Ltd.	23,000	328,298
Mebuki Financial Group, Inc.	245,600	1,090,846
Money Forward, Inc.(1)(2)	15,300	484,100
Ryohin Keikaku Co. Ltd.	33,800	695,485
Santen Pharmaceutical Co. Ltd.	73,700	848,726
		5,133,871
Mexico — 0.7%
Genomma Lab Internacional SAB de CV, Class B	446,953	594,689
Netherlands — 1.5%
Arcadis NV	11,432	753,678
Fugro NV	27,074	490,936
		1,244,614
Norway — 0.7%
Subsea 7 SA	37,492	593,682
Singapore — 0.7%
SATS Ltd.	213,800	600,668
South Korea — 0.4%
KIWOOM Securities Co. Ltd.	3,692	342,193
Sweden — 0.6%
Thule Group AB	15,112	476,024
Taiwan — 0.5%
King Yuan Electronics Co. Ltd.	101,000	398,583
United Kingdom — 3.0%
Howden Joinery Group PLC	57,563	598,606
Intermediate Capital Group PLC	31,730	855,065
Rotork PLC	102,075	432,051
Tritax Big Box REIT PLC	353,774	625,399
		2,511,121
United States — 60.9%
AAR Corp.(2)	6,554	455,634
ADMA Biologics, Inc.(2)	44,935	903,643
Agilysys, Inc.(2)	3,830	514,369
ATI, Inc.(2)	15,774	949,122
Bancorp, Inc.(2)	15,548	908,470
BellRing Brands, Inc.(2)	7,490	587,665
BJ's Wholesale Club Holdings, Inc.(2)	4,811	463,299
BlackLine, Inc.(2)	9,116	565,283
Bowhead Specialty Holdings, Inc.(2)	27,480	1,012,363
Carpenter Technology Corp.	4,999	970,006
Champion Homes, Inc.(2)	8,737	906,289
Chefs' Warehouse, Inc.(2)	9,814	438,784
Clean Harbors, Inc.(2)	3,418	888,988
Commerce Bancshares, Inc.	9,194	678,058
Construction Partners, Inc., Class A(2)	8,398	853,321
Credo Technology Group Holding Ltd.(2)	8,876	434,569
Donnelley Financial Solutions, Inc.(2)	6,855	413,014
Duolingo, Inc.(2)	1,709	595,193
3

	Shares	Value
Element Solutions, Inc.	14,064	$403,356
elf Beauty, Inc.(2)	4,499	582,710
Evercore, Inc., Class A	4,151	1,278,093
ExlService Holdings, Inc.(2)	18,414	853,673
Expro Group Holdings NV(2)	28,206	391,781
Extreme Networks, Inc.(2)	26,264	435,982
Foot Locker, Inc.(2)	4,438	111,616
Fortune Brands Innovations, Inc.	9,425	737,978
Freshpet, Inc.(2)	5,254	804,125
FTAI Aviation Ltd.	7,621	1,286,577
FTI Consulting, Inc.(2)	2,916	590,548
Globant SA(2)	3,816	869,132
Goosehead Insurance, Inc., Class A(2)	4,579	577,503
Graphic Packaging Holding Co.	16,947	509,935
Guidewire Software, Inc.(2)	4,444	901,643
GXO Logistics, Inc.(2)	4,753	289,125
Hamilton Lane, Inc., Class A	4,679	900,240
Hanesbrands, Inc.(2)	56,435	490,985
Hayward Holdings, Inc.(2)	34,072	550,604
Huron Consulting Group, Inc.(2)	4,269	524,276
Impinj, Inc.(2)	1,808	347,516
Integer Holdings Corp.(2)	3,352	470,956
Interparfums, Inc.	3,248	447,120
Knife River Corp.(2)	4,330	448,155
Knight-Swift Transportation Holdings, Inc.	7,537	447,396
Korn Ferry	7,926	620,923
Kosmos Energy Ltd.(2)	50,426	198,678
Levi Strauss & Co., Class A	20,272	353,949
Life Time Group Holdings, Inc.(2)	16,682	404,872
Littelfuse, Inc.	1,503	370,745
MACOM Technology Solutions Holdings, Inc.(2)	6,415	852,040
Mirion Technologies, Inc.(2)	29,140	491,592
Modine Manufacturing Co.(2)	9,231	1,253,478
Mueller Water Products, Inc., Class A	36,963	925,554
Natera, Inc.(2)	6,985	1,171,943
National Storage Affiliates Trust	8,668	390,927
Newmark Group, Inc., Class A	53,647	830,456
Ollie's Bargain Outlet Holdings, Inc.(2)	5,669	560,948
Onto Innovation, Inc.(2)	2,394	393,047
Paylocity Holding Corp.(2)	2,073	430,230
Primoris Services Corp.	7,291	610,330
Q2 Holdings, Inc.(2)	11,118	1,164,499
RadNet, Inc.(2)	8,695	710,903
Rambus, Inc.(2)	8,495	491,096
Redfin Corp.(2)	37,311	354,081
RH(2)	1,329	511,851
RxSight, Inc.(2)	9,287	435,375
Ryman Hospitality Properties, Inc.	5,727	671,433
Safehold, Inc.	15,506	331,208
Shift4 Payments, Inc., Class A(1)(2)	5,117	583,747
Skyward Specialty Insurance Group, Inc.(2)	9,276	501,924
Summit Materials, Inc., Class A(2)	10,063	512,609
Surgery Partners, Inc.(2)	12,672	302,100
Terreno Realty Corp.	6,001	363,841
4

	Shares	Value
Toll Brothers, Inc.	5,349	$883,494
Triumph Financial, Inc.(2)	9,538	1,021,424
TWFG, Inc.(2)	25,178	889,035
Uranium Energy Corp.(2)	48,038	399,196
Verra Mobility Corp.(2)	7,507	177,616
Warby Parker, Inc., Class A(2)	30,637	690,558
Waystar Holding Corp.(2)	21,941	677,538
Wingstop, Inc.	1,334	438,579
Wintrust Financial Corp.	8,581	1,184,264
		50,945,178
TOTAL COMMON STOCKS (Cost $59,231,949)		83,669,232
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF	247	9,082
Schwab U.S. Small-Cap ETF(1)	431	12,154
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,150)		21,236
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,458,255	2,458,255
Repurchase Agreements — 0.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $8,615), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $8,463)		8,460
TOTAL SHORT-TERM INVESTMENTS (Cost $2,466,715)		2,466,715
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $61,714,814)		86,157,183
OTHER ASSETS AND LIABILITIES — (3.1)%		(2,556,613)
TOTAL NET ASSETS — 100.0%		$83,600,570

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.9%
Financials	16.8%
Consumer Discretionary	15.4%
Information Technology	14.1%
Health Care	8.0%
Real Estate	7.0%
Materials	7.0%
Consumer Staples	5.0%
Energy	3.1%
Communication Services	2.3%
Utilities	1.5%
Exchange-Traded Funds	0.0%
Short-Term Investments	3.0%
Other Assets and Liabilities	(3.1)%

5

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,367,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,549,821, which includes securities collateral of $2,091,566.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $59,256,559) — including $4,367,927 of securities on loan	$83,698,928
Investment made with cash collateral received for securities on loan, at value (cost of $2,458,255)	2,458,255
Total investment securities, at value (cost of $61,714,814)	86,157,183
Cash	84,148
Foreign currency holdings, at value (cost of $8,395)	8,500
Receivable for capital shares sold	73,753
Dividends and interest receivable	74,605
Securities lending receivable	1,864
Other assets	1,392
86,401,445

Liabilities
Payable for collateral received for securities on loan	2,458,255
Payable for capital shares redeemed	28,351
Accrued management fees	67,731
Distribution and service fees payable	1,788
Accrued foreign taxes	244,750
2,800,875

Net Assets	$83,600,570

Net Assets Consist of:
Capital (par value and paid-in surplus)	$71,780,195
Distributable earnings (loss)	11,820,375
$83,600,570

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$39,193,451	1,955,371	$20.04
I Class, $0.01 Par Value	$22,261,935	1,093,869	$20.35
A Class, $0.01 Par Value	$4,905,919	249,439	$19.67
C Class, $0.01 Par Value	$97,280	5,339	$18.22
R Class, $0.01 Par Value	$1,763,854	91,803	$19.21
R6 Class, $0.01 Par Value	$15,378,131	747,296	$20.58
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $20.87 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $85,207)	$928,950
Interest	28,311
Securities lending, net	23,120
980,381

Expenses:
Management fees	817,858
Distribution and service fees:
A Class	10,863
C Class	2,181
R Class	7,844
Directors' fees and expenses	2,529
Other expenses	3,238
844,513

Net investment income (loss)	135,868

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $17,873)	7,880,065
Foreign currency translation transactions	(25,520)
7,854,545

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(244,750))	12,836,229
Translation of assets and liabilities in foreign currencies	(3,117)
12,833,112

Net realized and unrealized gain (loss)	20,687,657

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,823,525

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$135,868	$108,183
Net realized gain (loss)	7,854,545	(6,115,232)
Change in net unrealized appreciation (depreciation)	12,833,112	4,443,113
Net increase (decrease) in net assets resulting from operations	20,823,525	(1,563,936)

Distributions to Shareholders
From earnings:
Investor Class	(179,269)	(92,695)
I Class	(155,028)	(98,318)
A Class	(11,127)	—
R6 Class	(185,410)	(88,224)
Decrease in net assets from distributions	(530,834)	(279,237)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,796,000)	(1,610,437)

Net increase (decrease) in net assets	5,496,691	(3,453,610)

Net Assets
Beginning of period	78,103,879	81,557,489
End of period	$83,600,570	$78,103,879

See Notes to Financial Statements.
9

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

10

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,446,400	—	—	—	$2,446,400
Exchange-Traded Funds	11,855	—	—	—	11,855
Total Borrowings	$2,458,255	—	—	—	$2,458,255
Gross amount of recognized liabilities for securities lending transactions					$2,458,255
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $92,150,166 and $107,072,515, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	306,590	$5,507,307	453,528	$7,259,926
Issued in reinvestment of distributions	10,007	176,821	5,811	91,465
Redeemed	(562,205)	(9,932,679)	(686,681)	(10,844,446)
	(245,608)	(4,248,551)	(227,342)	(3,493,055)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	393,138	7,081,405	286,831	4,658,833
Issued in reinvestment of distributions	8,651	155,028	6,164	98,318
Redeemed	(533,253)	(9,779,529)	(630,237)	(9,983,116)
	(131,464)	(2,543,096)	(337,242)	(5,225,965)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	41,109	713,946	340,447	5,173,279
Issued in reinvestment of distributions	641	11,127	—	—
Redeemed	(36,932)	(642,522)	(119,735)	(1,941,925)
	4,818	82,551	220,712	3,231,354
C Class/Shares Authorized	20,000,000		20,000,000
Sold	465	7,376	12,380	179,782
Redeemed	(22,766)	(368,495)	(11,051)	(157,882)
	(22,301)	(361,119)	1,329	21,900
R Class/Shares Authorized	20,000,000		20,000,000
Sold	45,971	797,548	34,731	535,463
Redeemed	(35,394)	(622,463)	(68,861)	(1,005,678)
	10,577	175,085	(34,130)	(470,215)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	377,694	6,889,028	590,570	9,415,393
Issued in reinvestment of distributions	10,244	185,410	5,476	88,224
Redeemed	(772,715)	(14,975,308)	(313,436)	(5,178,073)
	(384,777)	(7,900,870)	282,610	4,325,544
Net increase (decrease)	(768,755)	$(14,796,000)	(94,063)	$(1,610,437)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$854,111	—
Belgium	—	514,967	—
Brazil	$157,180	468,272	—
Canada	852,910	7,519,489	—
China	752,886	813,315	—
France	—	1,950,022	—
Germany	—	1,561,840	—
India	—	3,255,686	—
Italy	—	791,901	—
Japan	—	5,133,871	—
Mexico	—	594,689	—
Netherlands	—	1,244,614	—
Norway	—	593,682	—
Singapore	—	600,668	—
South Korea	—	342,193	—
Sweden	—	476,024	—
Taiwan	—	398,583	—
United Kingdom	—	2,511,121	—
Other Countries	52,281,208	—	—
Exchange-Traded Funds	21,236	—	—
Short-Term Investments	2,458,255	8,460	—
	$56,523,675	$29,633,508	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
$0.3180	$0.3488	$0.2796	$0.1643	$0.2412	$0.3718

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The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$530,834	$279,237
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$63,692,008
Gross tax appreciation of investments	$23,840,412
Gross tax depreciation of investments	(1,375,237)
Net tax appreciation (depreciation) of investments	22,465,175
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(248,133)
Net tax appreciation (depreciation)	$22,217,042
Undistributed ordinary income	$1,370,903
Accumulated short-term capital losses	$(11,767,570)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$15.78	0.01	4.34	4.35	(0.09)	—	(0.09)	$20.04	27.64%	1.11%	0.04%	109%	$39,193
2023	$16.17	0.01	(0.36)	(0.35)	(0.04)	—	(0.04)	$15.78	(2.18)%	1.11%	0.03%	130%	$34,727
2022	$24.94	0.03	(5.23)	(5.20)	(0.04)	(3.53)	(3.57)	$16.17	(24.11)%	1.11%	0.17%	115%	$39,261
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
2020	$15.81	(0.11)	6.19	6.08	—	(0.78)	(0.78)	$21.11	40.28%	1.39%	(0.63)%	204%	$21,562
I Class
2024	$16.02	0.04	4.41	4.45	(0.12)	—	(0.12)	$20.35	27.91%	0.91%	0.24%	109%	$22,262
2023	$16.41	0.04	(0.36)	(0.32)	(0.07)	—	(0.07)	$16.02	(1.96)%	0.91%	0.23%	130%	$19,628
2022	$25.27	0.06	(5.30)	(5.24)	(0.09)	(3.53)	(3.62)	$16.41	(23.98)%	0.91%	0.37%	115%	$25,641
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
2020	$15.94	(0.08)	6.25	6.17	—	(0.78)	(0.78)	$21.33	40.62%	1.19%	(0.43)%	204%	$587
A Class
2024	$15.48	(0.04)	4.28	4.24	(0.05)	—	(0.05)	$19.67	27.40%	1.36%	(0.21)%	109%	$4,906
2023	$15.87	(0.04)	(0.35)	(0.39)	—	—	—	$15.48	(2.46)%	1.36%	(0.22)%	130%	$3,787
2022	$24.55	(0.01)	(5.14)	(5.15)	—	(3.53)	(3.53)	$15.87	(24.28)%	1.36%	(0.08)%	115%	$379
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
2020	$15.66	(0.15)	6.12	5.97	—	(0.78)	(0.78)	$20.85	39.95%	1.64%	(0.88)%	204%	$63
C Class
2024	$14.41	(0.16)	3.97	3.81	—	—	—	$18.22	26.44%	2.11%	(0.96)%	109%	$97
2023	$14.88	(0.14)	(0.33)	(0.47)	—	—	—	$14.41	(3.16)%	2.11%	(0.97)%	130%	$398
2022	$23.41	(0.13)	(4.87)	(5.00)	—	(3.53)	(3.53)	$14.88	(24.91)%	2.11%	(0.83)%	115%	$392
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178
2020	$15.22	(0.26)	5.90	5.64	—	(0.78)	(0.78)	$20.08	38.88%	2.39%	(1.63)%	204%	$45
R Class
2024	$15.12	(0.08)	4.17	4.09	—	—	—	$19.21	27.05%	1.61%	(0.46)%	109%	$1,764
2023	$15.54	(0.07)	(0.35)	(0.42)	—	—	—	$15.12	(2.70)%	1.61%	(0.47)%	130%	$1,228
2022	$24.17	(0.06)	(5.04)	(5.10)	—	(3.53)	(3.53)	$15.54	(24.49)%	1.61%	(0.33)%	115%	$1,792
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937
2020	$15.52	(0.18)	6.03	5.85	—	(0.78)	(0.78)	$20.59	39.52%	1.89%	(1.13)%	204%	$839

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$16.20	0.07	4.46	4.53	(0.15)	—	(0.15)	$20.58	28.10%	0.76%	0.39%	109%	$15,378
2023	$16.59	0.06	(0.36)	(0.30)	(0.09)	—	(0.09)	$16.20	(1.80)%	0.76%	0.38%	130%	$18,335
2022	$25.51	0.09	(5.35)	(5.26)	(0.13)	(3.53)	(3.66)	$16.59	(23.87)%	0.76%	0.52%	115%	$14,092
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878
2020	$16.03	(0.03)	6.27	6.24	—	(0.78)	(0.78)	$21.49	40.75%	1.04%	(0.28)%	204%	$24,743

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.
See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Global Small Cap Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Small Cap Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
18

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
19

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five-year period and below the median for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes
20

the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For corporate taxpayers, the fund hereby designates $111,272, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended November 30, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91035 2501

Annual Financial Statements and Other Information

November 30, 2024

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)
G Class (ACAEX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 97.8%
Australia — 2.8%
CSL Ltd.	187,350	$34,540,236
James Hardie Industries PLC(1)	421,160	15,690,972
NEXTDC Ltd.(1)	2,721,978	29,035,936
		79,267,144
Belgium — 0.5%
UCB SA(2)	70,170	13,760,464
Brazil — 0.4%
NU Holdings Ltd., Class A(1)	958,490	12,009,880
Canada — 3.8%
Canadian Pacific Kansas City Ltd.	259,550	19,856,720
Capstone Copper Corp.(1)(2)	3,126,300	21,615,359
GFL Environmental, Inc.	324,400	15,279,240
Intact Financial Corp.	154,130	29,357,414
Shopify, Inc., Class A(1)	179,180	20,712,468
		106,821,201
China — 0.9%
GDS Holdings Ltd., ADR(1)	481,386	9,478,490
Trip.com Group Ltd., ADR(1)	237,560	15,358,254
		24,836,744
Denmark — 5.6%
DSV AS	96,510	20,670,171
Novo Nordisk AS, Class B	1,135,436	121,684,412
Pandora AS	91,670	14,791,389
		157,145,972
France — 12.4%
Air Liquide SA	369,035	61,383,515
Airbus SE	159,150	24,876,054
Bureau Veritas SA	684,840	20,856,504
Dassault Systemes SE	251,390	8,677,181
EssilorLuxottica SA	121,030	29,419,180
Hermes International SCA	11,160	24,358,112
L'Oreal SA	63,740	22,178,058
LVMH Moet Hennessy Louis Vuitton SE	45,321	28,411,219
Publicis Groupe SA	142,320	15,460,203
Safran SA	90,590	21,138,647
Schneider Electric SE	291,747	75,160,115
Societe Generale SA	683,670	18,125,765
		350,044,553
Germany — 6.9%
adidas AG	48,870	11,556,727
Infineon Technologies AG	527,751	17,203,022
SAP SE	444,840	105,634,249
Siemens Energy AG(1)	508,080	27,564,416
Symrise AG	301,290	33,329,114
		195,287,528
Hong Kong — 2.5%
AIA Group Ltd.	2,695,400	20,295,271
Hong Kong Exchanges & Clearing Ltd.	355,400	13,379,450
2

	Shares	Value
Techtronic Industries Co. Ltd.	2,687,500	$38,251,482
		71,926,203
India — 0.5%
MakeMyTrip Ltd.(1)	131,200	15,053,888
Indonesia — 0.7%
Bank Central Asia Tbk. PT	31,296,400	19,762,516
Ireland — 1.4%
Bank of Ireland Group PLC	1,439,170	12,616,576
Kerry Group PLC, A Shares	283,380	27,413,103
		40,029,679
Israel — 0.6%
Global-e Online Ltd.(1)	309,350	16,172,818
Italy — 3.9%
Davide Campari-Milano NV(2)	1,702,351	10,216,468
Ferrari NV(2)	109,950	47,897,163
Prysmian SpA(2)	435,450	28,723,057
Saipem SpA(1)	9,104,460	23,496,618
		110,333,306
Japan — 20.9%
Advantest Corp.	315,400	17,466,964
Asics Corp.	647,700	13,085,721
Denso Corp.(2)	716,100	10,252,159
Disco Corp.(2)	43,200	11,805,054
Fast Retailing Co. Ltd.	97,900	33,547,575
Fujikura Ltd.	239,100	8,538,957
Hirose Electric Co. Ltd.	67,700	8,157,532
Hitachi Ltd.	2,767,800	69,750,866
Hoya Corp.	239,300	30,935,246
Keyence Corp.	118,300	51,329,524
Kobe Bussan Co. Ltd.(2)	933,200	23,567,523
Mitsubishi Heavy Industries Ltd.	2,398,900	35,318,635
MonotaRO Co. Ltd.(2)	1,308,600	23,379,904
NEC Corp.	332,000	28,385,457
NTT Data Group Corp.	1,503,500	29,214,598
Obic Co. Ltd.	494,000	16,225,621
Pan Pacific International Holdings Corp.	360,800	9,190,721
Recruit Holdings Co. Ltd.	458,500	31,892,192
Shin-Etsu Chemical Co. Ltd.(2)	615,800	22,851,328
Sumitomo Mitsui Financial Group, Inc.	1,932,200	47,688,270
Terumo Corp.(2)	1,931,100	39,442,656
Tokio Marine Holdings, Inc.	796,700	29,707,827
		591,734,330
Netherlands — 5.2%
Adyen NV(1)	21,210	30,871,414
ASML Holding NV	107,350	73,353,151
DSM-Firmenich AG	253,249	27,817,844
Heineken NV	204,750	15,155,616
		147,198,025
Spain — 1.6%
Cellnex Telecom SA	422,930	15,198,184
Iberdrola SA	2,210,602	31,522,301
		46,720,485
Sweden — 0.4%
Hexagon AB, B Shares(2)	1,289,350	10,992,062
3

	Shares	Value
Switzerland — 5.8%
Cie Financiere Richemont SA, Class A	192,760	$26,963,581
Galderma Group AG(1)	213,205	21,858,013
Lonza Group AG	55,890	33,511,814
On Holding AG, Class A(1)	720,570	42,030,848
Partners Group Holding AG(2)	11,390	16,552,849
Zurich Insurance Group AG	34,260	21,745,303
		162,662,408
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,098,000	34,214,279
United Kingdom — 18.4%
Ashtead Group PLC	338,370	27,118,977
AstraZeneca PLC	611,610	82,778,073
BAE Systems PLC	1,651,590	25,814,153
Barclays PLC	17,240,510	57,790,222
BP PLC	4,000,320	19,589,751
Compass Group PLC	1,123,830	38,506,614
Experian PLC	434,720	20,781,248
Haleon PLC	6,959,541	33,197,830
London Stock Exchange Group PLC	491,705	70,470,537
National Grid PLC	2,217,800	27,994,524
RELX PLC	1,016,830	47,937,548
Segro PLC	1,970,171	19,545,454
Unilever PLC	820,880	49,155,868
		520,680,799
United States — 1.4%
CRH PLC	383,210	39,190,887
TOTAL COMMON STOCKS (Cost $2,017,481,636)		2,765,845,171
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	36,258,830	36,258,830
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $4,982,367), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $4,894,962)		4,893,103
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 5/15/26, valued at $49,430,273), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $48,479,456)		48,461,000
		53,354,103
TOTAL SHORT-TERM INVESTMENTS (Cost $89,612,933)		89,612,933
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $2,107,094,569)		2,855,458,104
OTHER ASSETS AND LIABILITIES — (1.0)%		(27,671,545)
TOTAL NET ASSETS — 100.0%		$2,827,786,559

4

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.6%
Information Technology	16.7%
Health Care	14.4%
Financials	14.2%
Consumer Discretionary	12.3%
Materials	7.8%
Consumer Staples	6.4%
Utilities	2.1%
Energy	1.5%
Communication Services	1.1%
Real Estate	0.7%
Short-Term Investments	3.2%
Other Assets and Liabilities	(1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,842,384. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $40,864,267, which includes securities collateral of $4,605,437.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $2,070,835,739) — including $38,842,384 of securities on loan	$2,819,199,274
Investment made with cash collateral received for securities on loan, at value (cost of $36,258,830)	36,258,830
Total investment securities, at value (cost of $2,107,094,569)	2,855,458,104
Cash	206,453
Foreign currency holdings, at value (cost of $63,491)	65,562
Receivable for investments sold	28,757,514
Receivable for capital shares sold	301,516
Dividends and interest receivable	10,694,255
Securities lending receivable	6,098
Other assets	66,654
2,895,556,156

Liabilities
Payable for collateral received for securities on loan	36,258,830
Payable for investments purchased	26,261,366
Payable for capital shares redeemed	390,928
Accrued management fees	1,175,523
Distribution and service fees payable	14,081
Accrued IRS compliance fees	3,651,031
Accrued other expenses	17,838
67,769,597

Net Assets	$2,827,786,559

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,232,778,089
Distributable earnings (loss)	595,008,470
$2,827,786,559

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$840,891,050	65,872,227	$12.77
I Class, $0.01 Par Value	$306,768,123	24,197,641	$12.68
Y Class, $0.01 Par Value	$54,627,019	4,298,993	$12.71
A Class, $0.01 Par Value	$53,978,443	4,214,009	$12.81
C Class, $0.01 Par Value	$315,741	26,654	$11.85
R Class, $0.01 Par Value	$7,159,886	556,460	$12.87
R5 Class, $0.01 Par Value	$8,085	637	$12.69
R6 Class, $0.01 Par Value	$27,305,682	2,151,090	$12.69
G Class, $0.01 Par Value	$1,536,732,530	119,141,864	$12.90
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.59 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,924,306)	$43,694,625
Interest	1,366,849
Securities lending, net	119,797
45,181,271

Expenses:
Management fees	28,773,301
Distribution and service fees:
A Class	155,238
C Class	3,880
R Class	37,458
Directors' fees and expenses	85,492
Other expenses	393,752
29,449,121
Fees waived - G Class	(13,509,849)
15,939,272

Net investment income (loss)	29,241,999

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $574,855)	69,286,003
Foreign currency translation transactions	45,837
69,331,840

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $660,448)	227,185,805
Translation of assets and liabilities in foreign currencies	(252,590)
226,933,215

Net realized and unrealized gain (loss)	296,265,055

Net Increase (Decrease) in Net Assets Resulting from Operations	$325,507,054

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$29,241,999	$31,340,690
Net realized gain (loss)	69,331,840	(99,172,745)
Change in net unrealized appreciation (depreciation)	226,933,215	188,671,789
Net increase (decrease) in net assets resulting from operations	325,507,054	120,839,734

Distributions to Shareholders
From earnings:
Investor Class	(4,397,930)	—
I Class	(2,048,613)	—
Y Class	(466,755)	—
A Class	(161,260)	—
R5 Class	(55)	—
R6 Class	(199,461)	—
G Class	(26,731,358)	—
Decrease in net assets from distributions	(34,005,432)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(228,792,849)	(22,208,949)

Net increase (decrease) in net assets	62,708,773	98,630,785

Net Assets
Beginning of period	2,765,077,786	2,666,447,001
End of period	$2,827,786,559	$2,765,077,786

See Notes to Financial Statements.
8

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$36,258,830	—	—	—	$36,258,830
Gross amount of recognized liabilities for securities lending transactions					$36,258,830
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 33% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended November 30, 2024 are as follows:

	Management Fee Schedule Range*	Effective Annual Management Fee
Investor Class	1.050% to 1.400%	1.22%
I Class	0.850% to 1.200%	1.02%
Y Class	0.700% to 1.050%	0.87%
A Class	1.050% to 1.400%	1.22%
C Class	1.050% to 1.400%	1.22%
R Class	1.050% to 1.400%	1.22%
R5 Class	0.850% to 1.200%	1.02%
R6 Class	0.700% to 1.050%	0.87%
G Class	0.700% to 1.050%	0.00%(1)
*Prior to August 1, 2024, the management fee schedule range was 1.050% to 1.500% for Investor Class, A Class, C Class and R Class and 0.850% to 1.300% for I Class and R5 Class and 0.700% to 1.150% for Y Class, R6 Class and G Class.
(1)Effective annual management fee before waiver was 0.87%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $342,101 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(81,291) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $1,581,979,758 and $1,862,793,681, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	993,273	$12,400,565	5,034,273	$57,254,810
Issued in reinvestment of distributions	330,978	4,233,210	—	—
Redeemed	(9,907,077)	(124,406,068)	(10,453,580)	(121,780,199)
	(8,582,826)	(107,772,293)	(5,419,307)	(64,525,389)
I Class/Shares Authorized	300,000,000		300,000,000
Sold	2,227,113	27,787,944	1,981,790	22,596,027
Issued in reinvestment of distributions	160,661	2,038,788	—	—
Redeemed	(1,891,670)	(23,741,631)	(2,854,292)	(32,440,009)
	496,104	6,085,101	(872,502)	(9,843,982)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	2,196,873	28,462,476	903,775	10,364,996
Issued in reinvestment of distributions	36,752	466,755	—	—
Redeemed	(2,246,298)	(28,158,363)	(1,209,253)	(14,166,235)
	(12,673)	770,868	(305,478)	(3,801,239)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	269,029	3,373,466	422,314	4,870,116
Issued in reinvestment of distributions	12,422	159,746	—	—
Redeemed	(1,676,176)	(21,177,794)	(799,056)	(9,293,280)
	(1,394,725)	(17,644,582)	(376,742)	(4,423,164)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,019	11,877	1,057	11,435
Redeemed	(11,159)	(133,066)	(35,891)	(391,329)
	(10,140)	(121,189)	(34,834)	(379,894)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	86,450	1,087,938	179,185	2,093,889
Redeemed	(130,294)	(1,634,442)	(155,230)	(1,749,459)
	(43,844)	(546,504)	23,955	344,430
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	4	55	—	—
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	818,397	10,238,232	864,536	9,867,063
Issued in reinvestment of distributions	15,560	197,451	—	—
Redeemed	(660,849)	(8,252,709)	(1,356,933)	(15,642,883)
	173,108	2,182,974	(492,397)	(5,775,820)
G Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	14,228,789	179,231,906	23,293,156	268,627,206
Issued in reinvestment of distributions	2,085,129	26,731,354	—	—
Redeemed	(24,977,429)	(317,710,539)	(17,441,413)	(202,431,097)
	(8,663,511)	(111,747,279)	5,851,743	66,196,109
Net increase (decrease)	(18,038,503)	$(228,792,849)	(1,625,562)	$(22,208,949)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

12

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$12,009,880	—	—
Canada	15,279,240	$91,541,961	—
China	24,836,744	—	—
India	15,053,888	—	—
Israel	16,172,818	—	—
Switzerland	42,030,848	120,631,560	—
United States	39,190,887	—	—
Other Countries	—	2,389,097,345	—
Short-Term Investments	36,258,830	53,354,103	—
	$200,833,135	$2,654,624,969	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
$0.0629	$0.0830	$0.0981	$0.0378	—	$0.0127	$0.0830	$0.0981	$0.1844

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$34,005,432	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,111,935,764
Gross tax appreciation of investments	$795,958,189
Gross tax depreciation of investments	(52,435,849)
Net tax appreciation (depreciation) of investments	743,522,340
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(176,148)
Net tax appreciation (depreciation)	$743,346,192
Undistributed ordinary income	$28,624,322
Accumulated short-term capital losses	$(176,962,044)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$11.54	0.04	1.25	1.29	(0.06)	—	—	(0.06)	$12.77	11.19%	1.24%	1.24%	0.34%	0.34%	56%	$840,891
2023	$11.13	0.06	0.35	0.41	—	—	—	—	$11.54	3.68%	1.26%	1.26%	0.48%	0.48%	54%	$859,014
2022	$16.24	0.14	(3.17)	(3.03)	(0.38)	(1.67)	(0.03)	(2.08)	$11.13	(20.99)%	1.36%	1.36%	1.09%	1.09%	38%	$888,748
2021	$15.32	0.09	1.51	1.60	—(3)	(0.68)	—	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
2020	$12.35	0.01	3.01	3.02	(0.01)	(0.04)	—	(0.05)	$15.32	24.57%	1.18%	1.18%	0.06%	0.06%	51%	$1,243,217
I Class
2024	$11.46	0.07	1.24	1.31	(0.09)	—	—	(0.09)	$12.68	11.41%	1.04%	1.04%	0.54%	0.54%	56%	$306,768
2023	$11.03	0.08	0.35	0.43	—	—	—	—	$11.46	3.90%	1.06%	1.06%	0.68%	0.68%	54%	$271,586
2022	$16.13	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.03	(20.86)%	1.16%	1.16%	1.29%	1.29%	38%	$271,018
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	—	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
2020	$12.27	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.22	24.82%	0.98%	0.98%	0.26%	0.26%	51%	$82,222
Y Class
2024	$11.49	0.09	1.24	1.33	(0.11)	—	—	(0.11)	$12.71	11.54%	0.89%	0.89%	0.69%	0.69%	56%	$54,627
2023	$11.04	0.10	0.35	0.45	—	—	—	—	$11.49	4.08%	0.91%	0.91%	0.83%	0.83%	54%	$49,523
2022	$16.15	0.16	(3.12)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.04	(20.73)%	1.01%	1.01%	1.44%	1.44%	38%	$50,967
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	—	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
2020	$12.29	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.24	24.97%	0.83%	0.83%	0.41%	0.41%	51%	$29,299
A Class
2024	$11.58	0.01	1.25	1.26	(0.03)	—	—	(0.03)	$12.81	10.87%	1.49%	1.49%	0.09%	0.09%	56%	$53,978
2023	$11.19	0.03	0.36	0.39	—	—	—	—	$11.58	3.49%	1.51%	1.51%	0.23%	0.23%	54%	$64,930
2022	$16.31	0.11	(3.19)	(3.08)	(0.34)	(1.67)	(0.03)	(2.04)	$11.19	(21.24)%	1.61%	1.61%	0.84%	0.84%	38%	$66,993
2021	$15.42	0.05	1.52	1.57	—	(0.68)	—	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967
2020	$12.45	(0.02)	3.03	3.01	—	(0.04)	—	(0.04)	$15.42	24.27%	1.43%	1.43%	(0.19)%	(0.19)%	51%	$81,088
C Class
2024	$10.76	(0.08)	1.17	1.09	—	—	—	—	$11.85	10.13%	2.24%	2.24%	(0.66)%	(0.66)%	56%	$316
2023	$10.48	(0.05)	0.33	0.28	—	—	—	—	$10.76	2.67%	2.26%	2.26%	(0.52)%	(0.52)%	54%	$396
2022	$15.41	0.03	(3.02)	(2.99)	(0.24)	(1.67)	(0.03)	(1.94)	$10.48	(21.81)%	2.36%	2.36%	0.09%	0.09%	38%	$751
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	—	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462
2020	$11.97	(0.11)	2.89	2.78	—	(0.04)	—	(0.04)	$14.71	23.32%	2.18%	2.18%	(0.94)%	(0.94)%	51%	$1,855

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$11.63	(0.02)	1.26	1.24	—	—	—	—	$12.87	10.66%	1.74%	1.74%	(0.16)%	(0.16)%	56%	$7,160
2023	$11.27	—(3)	0.36	0.36	—	—	—	—	$11.63	3.19%	1.76%	1.76%	(0.02)%	(0.02)%	54%	$6,982
2022	$16.40	0.07	(3.21)	(3.14)	(0.29)	(1.67)	(0.03)	(1.99)	$11.27	(21.45)%	1.86%	1.86%	0.59%	0.59%	38%	$6,498
2021	$15.54	0.01	1.53	1.54	—	(0.68)	—	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
2020	$12.58	(0.06)	3.06	3.00	—	(0.04)	—	(0.04)	$15.54	24.04%	1.68%	1.68%	(0.44)%	(0.44)%	51%	$6,701
R5 Class
2024	$11.47	0.06	1.25	1.31	(0.09)	—	—	(0.09)	$12.69	11.40%	1.04%	1.04%	0.54%	0.54%	56%	$8
2023	$11.04	0.08	0.35	0.43	—	—	—	—	$11.47	3.99%	1.06%	1.06%	0.68%	0.68%	54%	$7
2022	$16.14	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.04	(20.92)%	1.16%	1.16%	1.29%	1.29%	38%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	—	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
2020	$12.28	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.23	24.80%	0.98%	0.98%	0.26%	0.26%	51%	$11
R6 Class
2024	$11.47	0.08	1.25	1.33	(0.11)	—	—	(0.11)	$12.69	11.56%	0.89%	0.89%	0.69%	0.69%	56%	$27,306
2023	$11.03	0.09	0.35	0.44	—	—	—	—	$11.47	3.99%	0.91%	0.91%	0.83%	0.83%	54%	$22,695
2022	$16.14	0.18	(3.14)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.03	(20.75)%	1.01%	1.01%	1.44%	1.44%	38%	$27,243
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	—	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350
2020	$12.28	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.23	24.99%	0.83%	0.83%	0.41%	0.41%	51%	$55,137
G Class
2024	$11.66	0.20	1.26	1.46	(0.22)	—	—	(0.22)	$12.90	12.54%	0.02%	0.89%	1.56%	0.69%	56%	$1,536,733
2023	$11.10	0.20	0.36	0.56	—	—	—	—	$11.66	5.05%	0.02%	0.91%	1.72%	0.83%	54%	$1,489,943
2022(4)	$12.81	0.15	(1.54)	(1.39)	(0.29)	—	(0.03)	(0.32)	$11.10	(11.03)%	0.07%	0.95%	2.20%	1.32%	38%(5)	$1,354,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the International Growth Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Growth Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
17

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
18

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
19

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a change in the fee schedule for the Fund that should result in a reduction of the Fund’s management fee beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
20

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $43,780,037 and foreign taxes paid of $2,972,308, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.1986 and $0.0135, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91027 2501

Annual Financial Statements and Other Information

November 30, 2024

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 99.6%
Argentina — 1.6%
Vista Energy SAB de CV, ADR(1)	143,977	$7,663,896
Australia — 7.5%
ALS Ltd.	489,549	4,994,326
CAR Group Ltd.	130,485	3,546,496
NEXTDC Ltd.(1)	547,536	5,840,687
Pro Medicus Ltd.	23,221	3,832,235
SGH Ltd.	192,393	6,237,215
Telix Pharmaceuticals Ltd.(1)	330,199	5,352,636
Zip Co. Ltd.(1)	2,500,681	5,614,711
		35,418,306
Brazil — 3.3%
Direcional Engenharia SA	671,800	3,210,054
Embraer SA, ADR(1)	222,835	8,518,982
Marcopolo SA, Preference Shares	2,888,800	4,028,226
		15,757,262
Canada — 13.1%
Alamos Gold, Inc., Class A	280,249	5,326,543
Aritzia, Inc.(1)	75,689	2,521,435
AtkinsRealis Group, Inc.	150,783	8,187,225
Capstone Copper Corp.(1)	676,601	4,678,046
Cargojet, Inc.(2)	33,620	2,903,223
Chartwell Retirement Residences	408,836	4,716,047
Descartes Systems Group, Inc.(1)	46,663	5,502,704
Element Fleet Management Corp.	186,524	3,956,832
FirstService Corp.	27,691	5,377,315
Hammond Power Solutions, Inc.	38,928	3,948,270
Hudbay Minerals, Inc.	420,563	3,751,889
Kinaxis, Inc.(1)	13,445	1,761,904
Lundin Gold, Inc.	229,543	5,338,324
TransAlta Corp.(2)	346,987	3,933,205
		61,902,962
China — 3.8%
AAC Technologies Holdings, Inc.	828,000	3,742,644
Bosideng International Holdings Ltd.(2)	7,954,000	4,153,239
GDS Holdings Ltd., ADR(1)	243,475	4,794,023
Tongcheng Travel Holdings Ltd.	2,200,000	5,408,604
		18,098,510
Denmark — 1.6%
Ambu AS, Class B(1)	123,091	1,941,170
Royal Unibrew AS	42,465	3,205,400
Zealand Pharma AS(1)	21,128	2,188,777
		7,335,347
Finland — 0.3%
Kemira OYJ	69,786	1,372,112
France — 0.7%
SPIE SA	36,559	1,152,277
VusionGroup(2)	15,783	2,383,206
		3,535,483

	Shares	Value
Germany — 3.7%
Bilfinger SE	35,003	$1,616,393
CTS Eventim AG & Co. KGaA	35,323	3,126,200
Nordex SE(1)	272,648	3,455,113
Redcare Pharmacy NV(1)	31,997	5,049,510
Scout24 SE	32,245	2,907,442
TAG Immobilien AG(1)	85,205	1,417,932
		17,572,590
Greece — 0.5%
National Bank of Greece SA	308,091	2,174,951
India — 9.5%
Amber Enterprises India Ltd.(1)	61,361	4,415,198
Anant Raj Ltd.	307,537	2,460,561
Coforge Ltd.	36,442	3,760,480
Kalyan Jewellers India Ltd.	489,384	4,208,063
Kaynes Technology India Ltd.(1)	49,289	3,503,654
KEI Industries Ltd.	101,107	5,179,815
Max Financial Services Ltd.(1)	234,632	3,155,525
Max Healthcare Institute Ltd.	440,713	5,121,403
Prestige Estates Projects Ltd.	196,159	3,846,554
Rainbow Children's Medicare Ltd.	195,307	3,677,799
Supreme Industries Ltd.	56,914	3,136,600
Varun Beverages Ltd.	329,377	2,421,516
		44,887,168
Israel — 1.5%
CyberArk Software Ltd.(1)	14,517	4,696,395
Nova Ltd.(1)	11,794	2,167,265
		6,863,660
Japan — 20.4%
Asics Corp.	370,800	7,491,408
BayCurrent, Inc.	169,000	6,128,321
CyberAgent, Inc.(2)	209,100	1,457,770
Furukawa Electric Co. Ltd.	29,100	1,201,406
GENDA, Inc.(1)	265,700	4,527,062
GMO Payment Gateway, Inc.(2)	23,800	1,259,263
Japan Elevator Service Holdings Co. Ltd.	165,400	3,007,963
Kakaku.com, Inc.	102,500	1,720,516
Kinden Corp.(2)	174,700	3,604,798
Kyushu Railway Co.	115,400	3,038,096
Lifedrink Co., Inc.	138,800	2,315,388
Maruwa Co. Ltd.	13,800	3,949,261
Micronics Japan Co. Ltd.(2)	105,000	2,639,920
Miura Co. Ltd.	204,900	5,135,268
Money Forward, Inc.(1)	75,500	2,388,862
PeptiDream, Inc.(1)	251,500	4,961,136
Rakuten Bank Ltd.(1)	168,500	4,824,262
Ryohin Keikaku Co. Ltd.	151,900	3,125,567
Sanrio Co. Ltd.	224,700	7,442,523
Santen Pharmaceutical Co. Ltd.	258,800	2,980,328
Sanwa Holdings Corp.	163,800	4,947,230
SWCC Corp.	59,000	2,977,044
Tokyo Ohka Kogyo Co. Ltd.(2)	197,600	4,741,824
Tokyo Tatemono Co. Ltd.	178,400	3,084,676
Toyo Suisan Kaisha Ltd.	54,400	3,821,829

	Shares	Value
Yokogawa Electric Corp.	144,300	$3,224,424
		95,996,145
Mexico — 0.9%
BBB Foods, Inc., Class A(1)	149,079	4,207,009
Netherlands — 2.6%
Arcadis NV	64,300	4,239,108
Fugro NV	161,035	2,920,067
InPost SA(1)	284,562	4,983,202
		12,142,377
Norway — 0.7%
DOF Group ASA(1)	415,529	3,204,042
Singapore — 1.5%
SATS Ltd.	2,582,900	7,256,620
South Korea — 2.7%
Douzone Bizon Co. Ltd.	51,482	2,628,681
HYBE Co. Ltd.	14,815	2,075,624
Hyundai Rotem Co. Ltd.	67,087	2,449,053
Sanil Electric Co. Ltd.(1)	120,907	5,395,326
		12,548,684
Spain — 1.3%
Fluidra SA(2)	144,509	3,777,682
Indra Sistemas SA(2)	129,347	2,277,740
		6,055,422
Sweden — 3.8%
AAK AB	189,021	5,122,722
Beijer Ref AB	109,870	1,733,399
BoneSupport Holding AB(1)	78,658	2,645,137
Camurus AB(1)	23,090	1,208,261
Hemnet Group AB	102,743	3,088,252
Saab AB, Class B	63,897	1,401,012
Yubico AB(1)(2)	110,513	2,739,159
		17,937,942
Switzerland — 2.8%
Belimo Holding AG	4,376	2,933,851
Siegfried Holding AG(1)	4,413	5,582,492
Swissquote Group Holding SA	11,368	4,473,129
		12,989,472
Taiwan — 6.5%
ASPEED Technology, Inc.	39,000	4,971,493
Elan Microelectronics Corp.	246,000	1,115,315
Elite Material Co. Ltd.	171,000	2,487,916
King Yuan Electronics Co. Ltd.	1,178,000	4,648,814
Kinik Co.	288,000	2,670,682
Lai Yih Footwear Co. Ltd.	342,000	4,153,760
Lotes Co. Ltd.	85,000	4,732,847
Nien Made Enterprise Co. Ltd.	188,000	2,331,200
Tong Yang Industry Co. Ltd.	899,000	3,299,479
		30,411,506
Turkey — 0.5%
Migros Ticaret AS	176,947	2,468,754
United Kingdom — 8.3%
Balfour Beatty PLC	818,463	4,689,502
Diploma PLC	119,224	6,772,478
Greggs PLC	84,422	2,905,035

	Shares	Value
Intermediate Capital Group PLC	194,702	$5,246,856
Marks & Spencer Group PLC	1,097,246	5,348,686
Persimmon PLC	222,926	3,571,167
St. James's Place PLC	274,909	3,158,775
UNITE Group PLC	85,942	963,594
Watches of Switzerland Group PLC(1)	191,538	1,134,072
Weir Group PLC	195,163	5,521,679
		39,311,844
United States — 0.5%
TechnipFMC PLC	75,356	2,363,918
TOTAL COMMON STOCKS (Cost $382,338,526)		469,475,982
EXCHANGE-TRADED FUNDS — 0.3%
Schwab International Small-Cap Equity ETF (Cost $1,420,926)	38,377	1,411,122
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,314,576	7,314,576
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $131,503), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $129,196)		129,147
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/50, valued at $1,304,658), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $1,279,487)		1,279,000
		1,408,147
TOTAL SHORT-TERM INVESTMENTS (Cost $8,722,723)		8,722,723
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $392,482,175)		479,609,827
OTHER ASSETS AND LIABILITIES — (1.8)%		(8,286,538)
TOTAL NET ASSETS — 100.0%		$471,323,289

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	29.9%
Information Technology	16.1%
Consumer Discretionary	13.6%
Health Care	9.4%
Consumer Staples	7.2%
Financials	6.4%
Materials	6.0%
Communication Services	3.8%
Real Estate	3.6%
Energy	2.8%
Utilities	0.8%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,918,815. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,726,143, which includes securities collateral of $9,411,567.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $385,167,599) — including $15,918,815 of securities on loan	$472,295,251
Investment made with cash collateral received for securities on loan, at value (cost of $7,314,576)	7,314,576
Total investment securities, at value (cost of $392,482,175)	479,609,827
Cash	5,518
Foreign currency holdings, at value (cost of $924,045)	924,322
Receivable for investments sold	2,678,509
Receivable for capital shares sold	86,219
Dividends and interest receivable	1,030,076
Securities lending receivable	38,787
Other assets	127,852
484,501,110

Liabilities
Payable for collateral received for securities on loan	7,314,576
Payable for investments purchased	2,563,030
Payable for capital shares redeemed	177,914
Accrued management fees	532,570
Distribution and service fees payable	1,426
Accrued foreign taxes	2,331,089
Accrued IRS compliance fees	257,216
13,177,821

Net Assets	$471,323,289

Net Assets Consist of:
Capital (par value and paid-in surplus)	$502,711,245
Distributable earnings (loss)	(31,387,956)
$471,323,289

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$332,565,083	35,045,351	$9.49
I Class, $0.01 Par Value	$132,952,016	13,776,096	$9.65
A Class, $0.01 Par Value	$4,781,333	511,472	$9.35
C Class, $0.01 Par Value	$120,468	14,076	$8.56
R Class, $0.01 Par Value	$904,389	98,961	$9.14
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.92 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $673,974)	$6,016,133
Securities lending, net	183,909
Interest	90,467
6,290,509

Expenses:
Management fees	6,648,924
Distribution and service fees:
A Class	12,494
C Class	1,671
R Class	5,123
Directors' fees and expenses	13,265
Other expenses	31,174
6,712,651
Fees waived(1)	(75,798)
6,636,853

Net investment income (loss)	(346,344)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $1,783,726)	13,655,021
Foreign currency translation transactions	(217,672)
13,437,349

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(717,924))	35,357,527
Translation of assets and liabilities in foreign currencies	(40,262)
35,317,265

Net realized and unrealized gain (loss)	48,754,614

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,408,270
(1)Amount consists of $56,134, $18,689, $801, $21 and $153 for Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$(346,344)	$257,057
Net realized gain (loss)	13,437,349	(44,478,751)
Change in net unrealized appreciation (depreciation)	35,317,265	36,832,093
Net increase (decrease) in net assets resulting from operations	48,408,270	(7,389,601)

Distributions to Shareholders
From earnings:
Investor Class	(749,060)	(883,194)
I Class	(354,084)	(395,627)
Decrease in net assets from distributions	(1,103,144)	(1,278,821)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,205,750	(45,954,756)

Net increase (decrease) in net assets	48,510,876	(54,623,178)

Net Assets
Beginning of period	422,812,413	477,435,591
End of period	$471,323,289	$422,812,413

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,314,576	—	—	—	$7,314,576
Gross amount of recognized liabilities for securities lending transactions					$7,314,576
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). Effective August 1, 2024, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended November 30, 2024 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range*	Before Waiver	After Waiver
Investor Class	1.200% to 1.500%	1.53%	1.52%
I Class	1.000% to 1.300%	1.33%	1.32%
A Class	1.200% to 1.500%	1.53%	1.52%
C Class	1.200% to 1.500%	1.53%	1.52%
R Class	1.200% to 1.500%	1.53%	1.52%
*Prior to August 1, 2024, the management fee schedule range was 1.200% to 1.550% for Investor Class, A Class, C Class and R Class and 1.000% to 1.350% for I Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $112,918 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $603,997,910 and $603,130,660, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	782,044	$7,199,798	1,013,081	$8,768,619
Issued in reinvestment of distributions	75,554	706,427	97,008	833,302
Redeemed	(5,852,458)	(53,895,839)	(5,278,674)	(45,813,227)
	(4,994,860)	(45,989,614)	(4,168,585)	(36,211,306)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	7,407,107	71,910,522	2,128,189	18,499,251
Issued in reinvestment of distributions	37,272	354,083	45,265	394,713
Redeemed	(2,541,960)	(23,984,174)	(3,221,450)	(27,924,308)
	4,902,419	48,280,431	(1,047,996)	(9,030,344)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	49,470	449,428	90,793	731,925
Redeemed	(124,046)	(1,120,962)	(98,863)	(828,741)
	(74,576)	(671,534)	(8,070)	(96,816)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	339	2,886	1,909	15,094
Redeemed	(13,952)	(116,262)	(7,441)	(59,422)
	(13,613)	(113,376)	(5,532)	(44,328)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	33,028	296,518	38,883	330,925
Redeemed	(66,882)	(596,675)	(112,767)	(902,887)
	(33,854)	(300,157)	(73,884)	(571,962)
Net increase (decrease)	(214,484)	$1,205,750	(5,304,067)	$(45,954,756)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$7,663,896	—	—
Brazil	8,518,982	$7,238,280	—
Canada	5,377,315	56,525,647	—
China	4,794,023	13,304,487	—
Israel	6,863,660	—	—
Mexico	4,207,009	—	—
United States	2,363,918	—	—
Other Countries	—	352,618,765	—
Exchange-Traded Funds	1,411,122	—	—
Short-Term Investments	7,314,576	1,408,147	—
	$48,514,501	$431,095,326	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	A Class	C Class	R Class
$0.0098	$0.0245	—	—	—

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$1,103,144	$1,278,821
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$398,488,867
Gross tax appreciation of investments	$90,864,015
Gross tax depreciation of investments	(9,743,055)
Net tax appreciation (depreciation) of investments	81,120,960
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(2,481,466)
Net tax appreciation (depreciation)	$78,639,494
Undistributed ordinary income	$673,876
Accumulated short-term capital losses	$(110,701,326)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$8.49	(0.01)	1.03	1.02	(0.02)	—	(0.02)	$9.49	12.01%	1.53%	1.54%	(0.12)%	(0.13)%	135%	$332,565
2023	$8.66	—(3)	(0.15)	(0.15)	(0.02)	—	(0.02)	$8.49	(1.73)%	1.53%	1.53%	0.03%	0.03%	110%	$339,990
2022	$13.79	0.01	(3.00)	(2.99)	(0.05)	(2.09)	(2.14)	$8.66	(25.53)%	1.48%	1.48%	0.15%	0.15%	108%	$382,973
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	1.37%	(0.30)%	(0.30)%	127%	$576,312
2020	$10.17	(0.01)	2.89	2.88	(0.10)	—	(0.10)	$12.95	28.52%	1.40%	1.40%	(0.12)%	(0.12)%	131%	$565,150
I Class
2024	$8.63	0.01	1.05	1.06	(0.04)	—	(0.04)	$9.65	12.27%	1.33%	1.34%	0.08%	0.07%	135%	$132,952
2023	$8.81	0.02	(0.16)	(0.14)	(0.04)	—	(0.04)	$8.63	(1.62)%	1.33%	1.33%	0.23%	0.23%	110%	$76,614
2022	$13.98	0.04	(3.05)	(3.01)	(0.07)	(2.09)	(2.16)	$8.81	(25.29)%	1.28%	1.28%	0.35%	0.35%	108%	$87,392
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	1.17%	(0.10)%	(0.10)%	127%	$141,573
2020	$10.29	0.01	2.92	2.93	(0.12)	—	(0.12)	$13.10	28.84%	1.20%	1.20%	0.08%	0.08%	131%	$94,818
A Class
2024	$8.37	(0.03)	1.01	0.98	—	—	—	$9.35	11.71%	1.78%	1.79%	(0.37)%	(0.38)%	135%	$4,781
2023	$8.54	(0.02)	(0.15)	(0.17)	—	—	—	$8.37	(1.99)%	1.78%	1.78%	(0.22)%	(0.22)%	110%	$4,905
2022	$13.62	(0.01)	(2.97)	(2.98)	(0.01)	(2.09)	(2.10)	$8.54	(25.68)%	1.73%	1.73%	(0.10)%	(0.10)%	108%	$5,073
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	1.62%	(0.55)%	(0.55)%	127%	$8,220
2020	$10.07	(0.04)	2.87	2.83	(0.07)	—	(0.07)	$12.83	28.28%	1.65%	1.65%	(0.37)%	(0.37)%	131%	$7,214
C Class
2024	$7.72	(0.10)	0.94	0.84	—	—	—	$8.56	10.88%	2.53%	2.54%	(1.12)%	(1.13)%	135%	$120
2023	$7.93	(0.08)	(0.13)	(0.21)	—	—	—	$7.72	(2.65)%	2.53%	2.53%	(0.97)%	(0.97)%	110%	$214
2022	$12.87	(0.09)	(2.76)	(2.85)	—	(2.09)	(2.09)	$7.93	(26.27)%	2.48%	2.48%	(0.85)%	(0.85)%	108%	$264
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	2.37%	(1.30)%	(1.30)%	127%	$667
2020	$9.61	(0.11)	2.73	2.62	—	—	—	$12.23	27.26%	2.40%	2.40%	(1.12)%	(1.12)%	131%	$981
R Class
2024	$8.20	(0.05)	0.99	0.94	—	—	—	$9.14	11.46%	2.03%	2.04%	(0.62)%	(0.63)%	135%	$904
2023	$8.39	(0.04)	(0.15)	(0.19)	—	—	—	$8.20	(2.26)%	2.03%	2.03%	(0.47)%	(0.47)%	110%	$1,089
2022	$13.43	(0.03)	(2.92)	(2.95)	—	(2.09)	(2.09)	$8.39	(25.85)%	1.98%	1.98%	(0.35)%	(0.35)%	108%	$1,734
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	1.87%	(0.80)%	(0.80)%	127%	$1,954
2020	$9.96	(0.07)	2.84	2.77	(0.04)	—	(0.04)	$12.69	27.96%	1.90%	1.90%	(0.62)%	(0.62)%	131%	$1,398

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the International Opportunities Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Opportunities Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
18

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
19

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
20

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a change in the fee schedule for the Fund that should result in a reduction of the Fund’s management fee beginning August 1, 2024. The Board and the Advisor also agreed to a temporary reduction of the Fund’s annual unified management fee of 0.05% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients[and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $5,910,319 and foreign taxes paid of $2,335,917, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.1195 and $0.0472, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91032 2501

Annual Financial Statements and Other Information

November 30, 2024

International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 14.4%
ALS Ltd.	556,571	$5,678,078
Breville Group Ltd.(1)	73,065	1,606,730
CAR Group Ltd.	187,309	5,090,934
Charter Hall Retail REIT	2,249,788	5,050,237
GQG Partners, Inc.	1,785,293	2,747,889
Guzman y Gomez Ltd.(1)(2)	107,884	3,032,319
JB Hi-Fi Ltd.	59,901	3,564,754
NEXTDC Ltd.(2)	634,952	6,773,172
Pro Medicus Ltd.	27,155	4,481,475
Reliance Worldwide Corp. Ltd.	1,968,463	7,039,653
Sandfire Resources Ltd.(2)	1,040,478	7,091,649
SGH Ltd.(1)	198,602	6,438,506
Telix Pharmaceuticals Ltd.(2)	399,989	6,483,955
Ventia Services Group Pty. Ltd.	2,403,019	7,153,810
Zip Co. Ltd.(2)	3,083,604	6,923,532
		79,156,693
Belgium — 1.7%
Aedifica SA	62,559	3,841,408
D'ieteren Group(1)	13,223	2,827,990
Solvay SA	72,919	2,530,532
		9,199,930
Canada — 10.7%
Alamos Gold, Inc., Class A	292,025	5,550,363
Aritzia, Inc.(2)	86,661	2,886,946
AtkinsRealis Group, Inc.	147,743	8,022,159
Bombardier, Inc., Class B(2)	61,492	4,250,263
Brookfield Infrastructure Corp., Class A(1)	134,419	6,034,069
Capstone Copper Corp.(2)	804,804	5,564,446
Cargojet, Inc.(1)	34,801	3,005,208
Colliers International Group, Inc.	18,839	2,888,319
Descartes Systems Group, Inc.(2)	47,148	5,559,898
Element Fleet Management Corp.	165,875	3,518,794
FirstService Corp.	33,233	6,453,516
Hudbay Minerals, Inc.	296,360	2,643,860
Kinaxis, Inc.(2)	15,630	2,048,238
		58,426,079
Denmark — 1.9%
ALK-Abello AS(2)	170,965	3,932,779
H Lundbeck AS	424,106	2,646,399
Royal Unibrew AS	54,304	4,099,048
		10,678,226
Finland — 1.2%
Konecranes OYJ	100,840	6,825,834
France — 3.1%
Elis SA	89,347	1,820,525
Gaztransport Et Technigaz SA(1)	36,497	5,314,138
Nexans SA	43,587	4,946,600
SPIE SA	85,503	2,694,908
2

	Shares	Value
Virbac SACA	7,248	$2,483,977
		17,260,148
Germany — 4.1%
CTS Eventim AG & Co. KGaA	40,783	3,609,427
Nordex SE(2)	333,653	4,228,195
Redcare Pharmacy NV(2)	37,637	5,939,570
Scout24 SE	48,601	4,382,217
Stroeer SE & Co. KGaA	31,198	1,611,170
TAG Immobilien AG(2)	162,145	2,698,323
		22,468,902
Israel — 1.7%
CyberArk Software Ltd.(2)	19,683	6,367,647
Nova Ltd.(2)	14,847	2,728,285
		9,095,932
Italy — 1.0%
BPER Banca SpA(1)	898,452	5,483,213
Japan — 28.6%
Asics Corp.	418,000	8,445,007
BayCurrent, Inc.	208,800	7,571,558
BIPROGY, Inc.	89,900	2,803,855
CyberAgent, Inc.(1)	245,000	1,708,053
Daiei Kankyo Co. Ltd.	306,700	6,173,801
Fukuoka Financial Group, Inc.(1)	269,900	7,477,653
Furukawa Electric Co. Ltd.	33,000	1,362,419
GENDA, Inc.(2)	297,700	5,072,286
Integral Corp.	109,700	2,629,779
Isetan Mitsukoshi Holdings Ltd.	188,300	2,687,762
Kinden Corp.	297,500	6,138,681
Kyushu Railway Co.	208,900	5,499,638
Lifedrink Co., Inc.	228,500	3,811,715
Maruwa Co. Ltd.	20,600	5,895,274
Mebuki Financial Group, Inc.	1,776,100	7,888,646
Micronics Japan Co. Ltd.(1)	120,300	3,024,594
Miura Co. Ltd.	156,900	3,932,277
Money Forward, Inc.(2)	99,900	3,160,891
MonotaRO Co. Ltd.	186,900	3,339,221
Nippon Gas Co. Ltd.	114,100	1,571,589
Organo Corp.	80,700	4,621,755
PeptiDream, Inc.(2)	293,600	5,791,608
Round One Corp.	758,200	5,261,055
Ryohin Keikaku Co. Ltd.	277,500	5,709,973
Sanrio Co. Ltd.	248,900	8,244,077
Santen Pharmaceutical Co. Ltd.	394,000	4,537,285
Sanwa Holdings Corp.	194,100	5,862,377
Tokyo Ohka Kogyo Co. Ltd.	231,000	5,543,327
Tokyo Tatemono Co. Ltd.	409,300	7,077,117
Tomy Co. Ltd.	210,900	5,982,185
Toyo Suisan Kaisha Ltd.	62,800	4,411,964
Yokogawa Electric Corp.	168,400	3,762,945
		157,000,367
Netherlands — 2.8%
Arcadis NV	82,893	5,464,889
Fugro NV	224,530	4,071,430
InPost SA(2)	328,790	5,757,715
		15,294,034
3

	Shares	Value
New Zealand — 1.0%
Infratil Ltd.	714,096	$5,422,974
Norway — 1.6%
DOF Group ASA(2)	401,355	3,094,750
Subsea 7 SA	347,376	5,500,663
		8,595,413
Singapore — 1.5%
SATS Ltd.	3,019,500	8,483,242
Spain — 2.4%
Bankinter SA(1)	343,541	2,717,633
Fluidra SA	170,075	4,446,015
Indra Sistemas SA(1)	155,094	2,731,133
Logista Integral SA	102,076	3,266,776
		13,161,557
Sweden — 5.0%
AAK AB	216,340	5,863,103
Beijer Ref AB(1)	183,319	2,892,190
Camurus AB(2)	26,370	1,379,899
Hemnet Group AB	133,751	4,020,291
MIPS AB	83,596	3,714,825
Munters Group AB	169,257	2,694,959
Saab AB, Class B	120,567	2,643,564
Thule Group AB	136,453	4,298,229
		27,507,060
Switzerland — 3.4%
Flughafen Zurich AG(1)	23,618	5,622,399
PSP Swiss Property AG	21,009	3,063,599
Swissquote Group Holding SA	17,373	6,836,002
Ypsomed Holding AG	7,142	2,905,459
		18,427,459
United Kingdom — 11.8%
Bellway PLC	173,412	5,536,211
Bytes Technology Group PLC	259,590	1,498,025
Diploma PLC	127,589	7,247,649
Gamma Communications PLC	195,648	3,930,440
Greggs PLC	147,159	5,063,870
Howden Joinery Group PLC	156,376	1,626,177
Intermediate Capital Group PLC	258,993	6,979,379
Just Group PLC	2,450,199	4,466,562
Marks & Spencer Group PLC	1,448,306	7,059,979
Savills PLC	280,023	3,831,435
St. James's Place PLC	402,748	4,627,678
Tritax Big Box REIT PLC	2,314,255	4,091,124
UNITE Group PLC	245,743	2,755,305
Weir Group PLC	209,932	5,939,534
		64,653,368
United States — 0.5%
TechnipFMC PLC	92,579	2,904,203
TOTAL COMMON STOCKS (Cost $446,958,423)		540,044,634
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE Small-Cap ETF (Cost $3,488,111)	55,384	3,543,468
4

	Shares	Value
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,262,983	$14,262,983
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $462,335), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $454,225)		454,052
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 7/31/31, valued at $4,586,071), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $4,497,712)		4,496,000
		4,950,052
TOTAL SHORT-TERM INVESTMENTS (Cost $19,213,035)		19,213,035
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $469,659,569)		562,801,137
OTHER ASSETS AND LIABILITIES — (2.6)%		(14,216,401)
TOTAL NET ASSETS — 100.0%		$548,584,736

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	31.0%
Consumer Discretionary	13.5%
Financials	11.7%
Information Technology	8.4%
Real Estate	7.6%
Health Care	6.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	4.4%
Energy	3.1%
Utilities	1.4%
Exchange-Traded Funds	0.7%
Short-Term Investments	3.5%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,039,248. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,288,641, which includes securities collateral of $16,025,658.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $455,396,586) — including $29,039,248 of securities on loan	$548,538,154
Investment made with cash collateral received for securities on loan, at value (cost of $14,262,983)	14,262,983
Total investment securities, at value (cost of $469,659,569)	562,801,137
Cash	20,059
Foreign currency holdings, at value (cost of $102,123)	103,410
Receivable for investments sold	1,239,909
Receivable for capital shares sold	33,889
Dividends and interest receivable	1,976,602
Securities lending receivable	17,207
566,192,213

Liabilities
Payable for collateral received for securities on loan	14,262,983
Payable for investments purchased	3,223,045
Payable for capital shares redeemed	14,682
Accrued management fees	106,767
17,607,477

Net Assets	$548,584,736

Net Assets Consist of:
Capital (par value and paid-in surplus)	$535,716,359
Distributable earnings (loss)	12,868,377
$548,584,736

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$94,685,761	9,400,770	$10.07
G Class, $0.01 Par Value	$453,898,975	43,510,989	$10.43

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,124,372)	$10,349,407
Interest	201,782
Securities lending, net	79,596
10,630,785

Expenses:
Management fees	6,224,138
Directors' fees and expenses	16,322
Other expenses	17,136
6,257,596
Fees waived(1)	(4,916,235)
1,341,361

Net investment income (loss)	9,289,424

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	34,185,649
Foreign currency translation transactions	333,309
34,518,958

Change in net unrealized appreciation (depreciation) on:
Investments	40,848,808
Translation of assets and liabilities in foreign currencies	(47,677)
40,801,131

Net realized and unrealized gain (loss)	75,320,089

Net Increase (Decrease) in Net Assets Resulting from Operations	$84,609,513
(1)Amount consists of $9,533 and $4,906,702 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$9,289,424	$8,095,161
Net realized gain (loss)	34,518,958	(45,354,758)
Change in net unrealized appreciation (depreciation)	40,801,131	22,871,731
Net increase (decrease) in net assets resulting from operations	84,609,513	(14,387,866)

Distributions to Shareholders
From earnings:
Investor Class	(954,896)	—
G Class	(9,336,856)	(2,818,350)
Decrease in net assets from distributions	(10,291,752)	(2,818,350)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(39,745,326)	62,229,419

Net increase (decrease) in net assets	34,572,435	45,023,203

Net Assets
Beginning of period	514,012,301	468,989,098
End of period	$548,584,736	$514,012,301

See Notes to Financial Statements.
8

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

9

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,262,983	—	—	—	$14,262,983
Gross amount of recognized liabilities for securities lending transactions					$14,262,983
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

10

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Effective August 1, 2024, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended November 30, 2024 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.43%	1.42%
G Class	1.08%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $141,006 and $356,761, respectively. The effect of interfund transactions on the Statement of Operations was $3,441 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $593,262,571 and $634,762,473, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	113,436	$1,012,985	851,862	$7,722,842
Issued in reinvestment of distributions	105,165	954,896	—	—
Redeemed	(142,208)	(1,328,450)	(77,887)	(720,167)
	76,393	639,431	773,975	7,002,675
G Class/Shares Authorized	500,000,000		500,000,000
Sold	4,102,796	41,720,151	8,197,516	75,190,723
Issued in reinvestment of distributions	1,006,127	9,336,856	303,048	2,818,350
Redeemed	(9,035,852)	(91,441,764)	(2,416,150)	(22,782,329)
	(3,926,929)	(40,384,757)	6,084,414	55,226,744
Net increase (decrease)	(3,850,536)	$(39,745,326)	6,858,389	$62,229,419

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$12,487,585	$45,938,494	—
Israel	9,095,932	—	—
United States	2,904,203	—	—
Other Countries	—	469,618,420	—
Exchange-Traded Funds	3,543,468	—	—
Short-Term Investments	14,262,983	4,950,052	—
	$42,294,171	$520,506,966	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	G Class
$0.1521	$0.2915

12

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$10,291,752	$2,818,350
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$476,464,229
Gross tax appreciation of investments	$96,928,364
Gross tax depreciation of investments	(10,591,456)
Net tax appreciation (depreciation) of investments	86,336,908
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(47,679)
Net tax appreciation (depreciation)	$86,289,229
Undistributed ordinary income	$14,090,925
Accumulated short-term capital losses	$(87,511,777)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

13

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$8.82	0.05	1.30	1.35	(0.10)	—	(0.10)	$10.07	15.45%	1.43%	1.44%	0.52%	0.51%	109%	$94,686
2023	$9.21	0.04	(0.43)	(0.39)	—	—	—	$8.82	(4.23)%	1.43%	1.46%	0.45%	0.42%	123%	$82,247
2022	$15.01	0.02	(3.12)	(3.10)	(0.10)	(2.60)	(2.70)	$9.21	(24.94)%	1.44%	1.48%	0.20%	0.16%	107%	$78,762
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
2020	$10.61	(0.03)	2.76	2.73	(0.18)	—	(0.18)	$13.16	26.24%	1.47%	1.48%	(0.25)%	(0.26)%	131%	$97,901
G Class
2024	$9.10	0.20	1.33	1.53	(0.20)	—	(0.20)	$10.43	17.12%	0.01%	1.09%	1.94%	0.86%	109%	$453,899
2023	$9.44	0.18	(0.45)	(0.27)	(0.07)	—	(0.07)	$9.10	(2.92)%	0.00%	1.11%	1.88%	0.77%	123%	$431,766
2022	$15.34	0.17	(3.16)	(2.99)	(0.31)	(2.60)	(2.91)	$9.44	(23.82)%	0.01%	1.13%	1.63%	0.51%	107%	$390,227
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778
2020	$10.77	0.13	2.80	2.93	(0.34)	—	(0.34)	$13.36	28.03%	0.01%	1.13%	1.21%	0.09%	131%	$397,066

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the International Small-Mid Cap Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small-Mid Cap Fund (the “Fund”), one of the funds constituting American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five-year period and below the median for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.03% (e.g., the Investor Class unified fee will be reduced from 1.43% to 1.40%) for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
18

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For corporate taxpayers, the fund hereby designates $187,794, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended November 30, 2024 as qualified for the corporate dividends received deduction.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $9,247,943 and foreign taxes paid of $806,361, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.1748 and $0.0152, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91025 2501

Annual Financial Statements and Other Information

November 30, 2024

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)
G Class (ACAFX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 97.7%
Australia — 4.8%
Ampol Ltd.(1)	111,000	$2,109,664
ANZ Group Holdings Ltd.	626,217	12,763,169
Aristocrat Leisure Ltd.	133,328	5,912,597
BHP Group Ltd.	923,599	24,354,592
BlueScope Steel Ltd.	114,199	1,654,727
Dexus	430,103	2,046,239
GPT Group	572,413	1,780,361
Origin Energy Ltd.	811,010	5,761,775
QBE Insurance Group Ltd.	130,818	1,709,071
Rio Tinto Ltd.	25,712	1,990,280
Scentre Group	1,838,749	4,423,519
Vicinity Ltd.	2,887,536	4,076,567
Westpac Banking Corp.	78,799	1,720,355
		70,302,916
Austria — 1.2%
Erste Group Bank AG	336,306	18,459,984
Belgium — 0.8%
Ageas SA	149,316	7,547,600
Anheuser-Busch InBev SA	70,317	3,778,991
		11,326,591
Canada — 3.7%
AltaGas Ltd.	76,323	1,866,576
Great-West Lifeco, Inc.(1)	137,072	4,935,395
iA Financial Corp., Inc.	31,327	2,994,530
Manulife Financial Corp.	333,688	10,741,986
Nutrien Ltd.	208,799	9,753,548
Power Corp. of Canada	436,676	14,709,218
RioCan Real Estate Investment Trust	208,005	2,824,310
Suncor Energy, Inc.	188,719	7,509,400
		55,334,963
Finland — 1.6%
Nokia OYJ	5,053,969	21,228,888
UPM-Kymmene OYJ	101,268	2,664,069
		23,892,957
France — 12.3%
BNP Paribas SA	296,253	17,708,732
Cie de Saint-Gobain SA	315,824	28,837,691
Credit Agricole SA	578,392	7,746,323
Danone SA	110,286	7,543,526
Eiffage SA	46,375	4,187,224
Engie SA	1,295,739	20,655,297
L'Oreal SA	15,705	5,464,487
Publicis Groupe SA	85,917	9,333,153
Renault SA	20,149	864,711
Rexel SA	300,671	7,771,832
Sanofi SA	318,520	30,936,948
Societe Generale SA	301,254	7,986,981
Sodexo SA	74,408	6,187,950
2

	Shares	Value
STMicroelectronics NV	96,575	$2,476,468
Teleperformance SE	26,902	2,533,224
TotalEnergies SE	212,750	12,365,059
Veolia Environnement SA	229,812	6,699,167
Vinci SA	22,367	2,364,054
		181,662,827
Germany — 8.7%
Allianz SE	70,008	21,671,982
BASF SE	276,238	12,413,631
Bayerische Motoren Werke AG	35,902	2,670,229
Commerzbank AG	281,141	4,314,209
Deutsche Telekom AG	322,271	10,309,746
E.ON SE	1,448,299	18,666,933
Evonik Industries AG	224,413	4,125,666
Fresenius SE & Co. KGaA(2)	380,313	13,387,339
Heidelberg Materials AG	52,317	6,615,654
Henkel AG & Co. KGaA, Preference Shares	112,660	9,619,397
Mercedes-Benz Group AG	242,820	13,651,161
RWE AG	219,929	7,419,739
Siemens AG	16,887	3,280,428
		128,146,114
Hong Kong — 3.8%
BOC Hong Kong Holdings Ltd.	3,743,000	11,549,035
CK Hutchison Holdings Ltd.	2,460,000	12,864,576
CK Infrastructure Holdings Ltd.	231,000	1,595,457
CLP Holdings Ltd.	638,000	5,373,892
Link REIT	2,165,800	9,473,526
Power Assets Holdings Ltd.	747,000	4,910,302
Swire Pacific Ltd., Class A	256,500	2,111,995
WH Group Ltd.	10,254,000	8,174,046
		56,052,829
Ireland — 0.1%
Bank of Ireland Group PLC	177,780	1,558,520
Italy — 4.7%
Banco BPM SpA	554,605	4,226,036
Enel SpA	2,300,116	16,564,256
Generali(1)	670,486	19,182,698
Intesa Sanpaolo SpA(1)	6,124,043	23,507,366
Mediobanca Banca di Credito Finanziario SpA(1)	361,555	5,276,576
UniCredit SpA	20,584	790,669
		69,547,601
Japan — 19.1%
AGC, Inc.	24,400	765,785
Asahi Group Holdings Ltd.	472,600	5,154,897
Asahi Kasei Corp.	395,000	2,822,973
Brother Industries Ltd.	102,200	1,801,924
Canon, Inc.(1)	392,700	12,793,293
ENEOS Holdings, Inc.	1,002,000	5,425,668
Honda Motor Co. Ltd.	787,100	6,791,088
Idemitsu Kosan Co. Ltd.	483,800	3,232,268
Inpex Corp.	513,400	6,728,617
ITOCHU Corp.	328,100	16,233,750
Japan Post Bank Co. Ltd.(1)	534,400	5,056,630
JFE Holdings, Inc.	399,800	4,574,750
3

	Shares	Value
Kansai Electric Power Co., Inc.(1)	172,400	$2,221,259
Kawasaki Kisen Kaisha Ltd.	141,400	1,884,110
Kirin Holdings Co. Ltd.	289,500	4,045,364
Komatsu Ltd.	510,300	13,816,916
Marubeni Corp.	480,500	7,252,394
Mitsubishi Chemical Group Corp.	1,118,800	5,886,123
Mitsubishi Corp.(1)	864,500	14,639,508
Mitsubishi Electric Corp.	662,700	11,252,213
Mitsubishi UFJ Financial Group, Inc.	304,200	3,630,903
Mitsui & Co. Ltd.(1)	337,200	7,086,047
Mizuho Financial Group, Inc.	486,700	12,288,942
MS&AD Insurance Group Holdings, Inc.	1,011,000	22,641,305
Nippon Steel Corp.(1)	689,600	14,126,009
Nippon Yusen KK(1)	292,400	9,374,541
ORIX Corp.	673,600	15,162,848
Osaka Gas Co. Ltd.	118,900	2,610,943
Otsuka Holdings Co. Ltd.	82,000	4,764,673
Renesas Electronics Corp.	544,500	7,141,709
SCSK Corp.	37,600	761,900
Seiko Epson Corp.	114,200	2,034,751
Sekisui Chemical Co. Ltd.	97,000	1,570,621
Shionogi & Co. Ltd.	137,800	1,954,654
SoftBank Group Corp.	101,800	6,102,613
Sompo Holdings, Inc.	208,600	5,511,683
Sumitomo Corp.	322,200	6,915,742
Sumitomo Mitsui Financial Group, Inc.	560,100	13,823,724
TIS, Inc.	48,600	1,191,826
Tokyo Gas Co. Ltd.	49,500	1,492,098
Toyota Motor Corp.	234,200	4,001,654
Toyota Tsusho Corp.	358,900	6,140,676
		282,709,392
Netherlands — 4.3%
ABN AMRO Bank NV, CVA	261,655	4,056,490
ASR Nederland NV	198,487	9,486,358
ING Groep NV	965,436	14,903,778
Koninklijke Ahold Delhaize NV	711,207	24,548,721
NN Group NV	219,340	10,179,219
		63,174,566
Norway — 0.9%
DNB Bank ASA	82,874	1,734,351
Equinor ASA	323,991	7,852,733
Telenor ASA	269,768	3,180,726
		12,767,810
Spain — 3.7%
Banco Bilbao Vizcaya Argentaria SA	2,596,070	24,522,853
Banco Santander SA	2,748,492	12,688,710
Endesa SA	190,598	4,178,328
Iberdrola SA	161,970	2,309,628
Repsol SA	202,318	2,532,375
Telefonica SA(1)	1,731,196	7,842,668
		54,074,562
Sweden — 1.4%
Industrivarden AB, C Shares	39,473	1,293,737
Investor AB, B Shares	176,721	4,848,610
4

	Shares	Value
Securitas AB, B Shares(1)	398,073	$5,044,396
SKF AB, B Shares	228,745	4,397,879
Svenska Handelsbanken AB, A Shares	127,258	1,323,535
Volvo AB, B Shares	144,404	3,596,737
		20,504,894
Switzerland — 6.6%
Novartis AG	443,800	47,051,404
Roche Holding AG	49,036	14,247,445
Sandoz Group AG	65,731	3,003,928
Swiss Re AG	79,074	11,685,548
Zurich Insurance Group AG	33,372	21,181,677
		97,170,002
United Kingdom — 20.0%
3i Group PLC	324,234	15,321,753
Aviva PLC	1,414,659	8,712,334
Barclays PLC	8,212,548	27,528,476
Barratt Redrow PLC	1,072,928	5,843,224
BP PLC	5,821,751	28,509,382
DCC PLC	57,017	4,158,074
Glencore PLC(2)	3,565,121	17,263,059
GSK PLC	426,910	7,252,477
HSBC Holdings PLC	2,492,660	23,229,783
J Sainsbury PLC	1,723,079	5,730,212
Kingfisher PLC	2,311,217	7,289,560
Land Securities Group PLC	217,719	1,669,753
Lloyds Banking Group PLC	13,285,454	8,956,890
M&G PLC	711,768	1,795,811
NatWest Group PLC	5,287,745	27,122,666
Rio Tinto PLC	317,386	19,954,975
Shell PLC	965,389	31,024,774
Standard Chartered PLC	839,271	10,375,890
Taylor Wimpey PLC	886,195	1,478,776
Tesco PLC	4,769,021	22,244,998
Vodafone Group PLC	21,401,551	19,309,366
		294,772,233
TOTAL COMMON STOCKS (Cost $1,239,017,373)		1,441,458,761
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,900,866	14,900,866
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,685,468), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $1,655,900)		1,655,271
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 10/31/31, valued at $16,720,920), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $16,399,243)		16,393,000
		18,048,271
TOTAL SHORT-TERM INVESTMENTS (Cost $32,949,137)		32,949,137
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,271,966,510)		1,474,407,898
OTHER ASSETS AND LIABILITIES — 0.1%		908,853
TOTAL NET ASSETS — 100.0%		$1,475,316,751

5

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	35.3%
Industrials	12.0%
Materials	8.7%
Health Care	8.3%
Energy	7.3%
Utilities	6.9%
Consumer Staples	6.5%
Consumer Discretionary	3.8%
Communication Services	3.8%
Information Technology	3.3%
Real Estate	1.8%
Short-Term Investments	2.2%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $50,815,410. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $53,565,657, which includes securities collateral of $38,664,791.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $1,257,065,644) — including $50,815,410 of securities on loan	$1,459,507,032
Investment made with cash collateral received for securities on loan, at value (cost of $14,900,866)	14,900,866
Total investment securities, at value (cost of $1,271,966,510)	1,474,407,898
Cash	70,548
Foreign currency holdings, at value (cost of $399,131)	402,079
Receivable for capital shares sold	3,168,055
Dividends and interest receivable	12,432,984
Securities lending receivable	47,488
1,490,529,052

Liabilities
Payable for collateral received for securities on loan	14,900,866
Payable for capital shares redeemed	113,785
Accrued management fees	195,926
Distribution and service fees payable	1,724
15,212,301

Net Assets	$1,475,316,751

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,342,559,134
Distributable earnings (loss)	132,757,617
$1,475,316,751

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$167,587,795	18,941,744	$8.85
I Class, $0.01 Par Value	$51,062,103	5,779,474	$8.84
A Class, $0.01 Par Value	$6,473,324	727,394	$8.90
C Class, $0.01 Par Value	$204,230	23,118	$8.83
R Class, $0.01 Par Value	$543,147	61,393	$8.85
R6 Class, $0.01 Par Value	$267,718	30,296	$8.84
G Class, $0.01 Par Value	$1,249,178,434	140,158,857	$8.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.44 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,914,411)	$64,324,213
Interest	631,407
Securities lending, net	386,194
65,341,814

Expenses:
Management fees	11,981,974
Distribution and service fees:
A Class	16,747
C Class	2,342
R Class	2,644
Directors' fees and expenses	44,869
Other expenses	49,946
12,098,522
Fees waived - G Class	(9,448,283)
2,650,239

Net investment income (loss)	62,691,575

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	80,121,619
Foreign currency translation transactions	(770,784)
79,350,835

Change in net unrealized appreciation (depreciation) on:
Investments	39,310,220
Translation of assets and liabilities in foreign currencies	(297,458)
39,012,762

Net realized and unrealized gain (loss)	118,363,597

Net Increase (Decrease) in Net Assets Resulting from Operations	$181,055,172

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$62,691,575	$68,343,907
Net realized gain (loss)	79,350,835	19,861,194
Change in net unrealized appreciation (depreciation)	39,012,762	109,123,985
Net increase (decrease) in net assets resulting from operations	181,055,172	197,329,086

Distributions to Shareholders
From earnings:
Investor Class	(8,156,532)	(5,178,587)
I Class	(2,664,629)	(1,348,681)
A Class	(272,135)	(126,749)
C Class	(10,921)	(6,798)
R Class	(17,081)	(11,230)
R6 Class	(37,427)	(21,073)
G Class	(66,665,893)	(37,229,430)
Decrease in net assets from distributions	(77,824,618)	(43,922,548)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(73,080,724)	(31,753,133)

Net increase (decrease) in net assets	30,149,830	121,653,405

Net Assets
Beginning of period	1,445,166,921	1,323,513,516
End of period	$1,475,316,751	$1,445,166,921

See Notes to Financial Statements.
9

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,900,866	—	—	—	$14,900,866
Gross amount of recognized liabilities for securities lending transactions					$14,900,866
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%	0.00%(1)
(1)Annual management fee before waiver was 0.75%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,652,149 and $448,093, respectively. The effect of interfund transactions on the Statement of Operations was $(18,704) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $1,009,006,489 and $1,111,706,404, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	343,887	$3,009,793	894,111	$6,952,626
Issued in reinvestment of distributions	991,651	8,141,458	709,366	5,171,278
Redeemed	(4,884,595)	(42,709,546)	(7,105,614)	(57,002,444)
	(3,549,057)	(31,558,295)	(5,502,137)	(44,878,540)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	2,298,223	20,536,979	1,427,983	11,224,745
Issued in reinvestment of distributions	325,749	2,664,629	185,361	1,347,573
Redeemed	(3,546,913)	(30,364,565)	(1,833,240)	(14,350,344)
	(922,941)	(7,162,957)	(219,896)	(1,778,026)
A Class/Shares Authorized	25,000,000		25,000,000
Sold	43,122	372,804	97,914	757,861
Issued in reinvestment of distributions	32,645	270,299	17,125	125,866
Redeemed	(109,982)	(970,570)	(86,860)	(685,997)
	(34,215)	(327,467)	28,179	197,730
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,849	15,942	1,826	14,651
Issued in reinvestment of distributions	1,321	10,921	925	6,798
Redeemed	(19,713)	(165,682)	(13,697)	(102,669)
	(16,543)	(138,819)	(10,946)	(81,220)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	26,253	224,417	34,064	266,406
Issued in reinvestment of distributions	2,062	17,011	1,528	11,197
Redeemed	(16,629)	(145,580)	(89,153)	(680,082)
	11,686	95,848	(53,561)	(402,479)
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	24,209	209,443	14,846	114,980
Issued in reinvestment of distributions	4,581	37,427	2,903	21,073
Redeemed	(109,328)	(953,071)	(10,660)	(81,333)
	(80,538)	(706,201)	7,089	54,720
G Class/Shares Authorized	1,750,000,000		1,750,000,000
Sold	19,195,075	164,928,438	24,815,675	190,331,839
Issued in reinvestment of distributions	8,149,865	66,665,893	5,120,967	37,229,430
Redeemed	(30,007,635)	(264,877,164)	(27,331,085)	(212,426,587)
	(2,662,695)	(33,282,833)	2,605,557	15,134,682
Net increase (decrease)	(7,254,303)	$(73,080,724)	(3,145,715)	$(31,753,133)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$1,441,458,761	—
Short-Term Investments	$14,900,866	18,048,271	—
	$14,900,866	$1,459,507,032	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
$0.3298	$0.3473	$0.3078	$0.2419	$0.2858	$0.3605	$0.4264

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$77,824,618	$43,922,548
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,286,681,069
Gross tax appreciation of investments	$240,427,360
Gross tax depreciation of investments	(52,700,531)
Net tax appreciation (depreciation) of investments	187,726,829
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(311,394)
Net tax appreciation (depreciation)	$187,415,435
Undistributed ordinary income	$69,905,465
Accumulated short-term capital losses	$(115,350,294)
Accumulated long-term capital losses	$(9,212,989)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$8.30	0.29	0.64	0.93	(0.38)	$8.85	11.57%	1.11%	1.11%	3.25%	3.25%	68%	$167,588
2023	$7.49	0.32	0.68	1.00	(0.19)	$8.30	13.64%	1.11%	1.11%	3.96%	3.96%	77%	$186,766
2022	$8.37	0.35	(0.84)	(0.49)	(0.39)	$7.49	(6.24)%	1.14%	1.14%	4.89%	4.89%	151%	$209,685
2021	$7.82	0.23	0.50	0.73	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
2020	$7.57	0.15	0.33	0.48	(0.23)	$7.82	6.69%	1.21%	1.22%	2.16%	2.15%	91%	$12,633
I Class
2024	$8.29	0.31	0.64	0.95	(0.40)	$8.84	11.69%	0.91%	0.91%	3.45%	3.45%	68%	$51,062
2023	$7.48	0.33	0.68	1.01	(0.20)	$8.29	13.82%	0.91%	0.91%	4.16%	4.16%	77%	$55,583
2022	$8.36	0.33	(0.80)	(0.47)	(0.41)	$7.48	(6.04)%	0.94%	0.94%	5.09%	5.09%	151%	$51,756
2021	$7.81	0.24	0.51	0.75	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
2020	$7.57	0.16	0.33	0.49	(0.25)	$7.81	6.93%	1.01%	1.02%	2.36%	2.35%	91%	$29,898
A Class
2024	$8.35	0.26	0.65	0.91	(0.36)	$8.90	11.21%	1.36%	1.36%	3.00%	3.00%	68%	$6,473
2023	$7.54	0.30	0.68	0.98	(0.17)	$8.35	13.35%	1.36%	1.36%	3.71%	3.71%	77%	$6,359
2022	$8.42	0.30	(0.81)	(0.51)	(0.37)	$7.54	(6.46)%	1.39%	1.39%	4.64%	4.64%	151%	$5,527
2021	$7.86	0.20	0.52	0.72	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
2020	$7.60	0.13	0.33	0.46	(0.20)	$7.86	6.32%	1.46%	1.47%	1.91%	1.90%	91%	$6,176
C Class
2024	$8.29	0.18	0.66	0.84	(0.30)	$8.83	10.32%	2.11%	2.11%	2.25%	2.25%	68%	$204
2023	$7.50	0.23	0.69	0.92	(0.13)	$8.29	12.55%	2.11%	2.11%	2.96%	2.96%	77%	$329
2022	$8.37	0.23	(0.80)	(0.57)	(0.30)	$7.50	(7.13)%	2.14%	2.14%	3.89%	3.89%	151%	$379
2021	$7.82	0.12	0.52	0.64	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734
2020	$7.51	0.07	0.34	0.41	(0.10)	$7.82	5.65%	2.21%	2.22%	1.16%	1.15%	91%	$926

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$8.30	0.24	0.65	0.89	(0.34)	$8.85	11.00%	1.61%	1.61%	2.75%	2.75%	68%	$543
2023	$7.50	0.28	0.68	0.96	(0.16)	$8.30	13.09%	1.61%	1.61%	3.46%	3.46%	77%	$413
2022	$8.38	0.27	(0.81)	(0.54)	(0.34)	$7.50	(6.74)%	1.64%	1.64%	4.39%	4.39%	151%	$775
2021	$7.83	0.18	0.51	0.69	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893
2020	$7.55	0.12	0.33	0.45	(0.17)	$7.83	6.16%	1.71%	1.72%	1.66%	1.65%	91%	$848
R6 Class
2024	$8.30	0.30	0.65	0.95	(0.41)	$8.84	11.86%	0.76%	0.76%	3.60%	3.60%	68%	$268
2023	$7.48	0.35	0.67	1.02	(0.20)	$8.30	14.08%	0.76%	0.76%	4.31%	4.31%	77%	$919
2022	$8.36	0.34	(0.80)	(0.46)	(0.42)	$7.48	(5.89)%	0.79%	0.79%	5.24%	5.24%	151%	$776
2021	$7.81	0.27	0.49	0.76	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
2020	$7.58	0.18	0.32	0.50	(0.27)	$7.81	7.08%	0.86%	0.87%	2.51%	2.50%	91%	$1,027
G Class
2024	$8.37	0.38	0.63	1.01	(0.47)	$8.91	12.63%	0.01%	0.76%	4.35%	3.60%	68%	$1,249,178
2023	$7.52	0.40	0.69	1.09	(0.24)	$8.37	15.02%	0.01%	0.76%	5.06%	4.31%	77%	$1,194,798
2022(3)	$8.18	0.28	(0.83)	(0.55)	(0.11)	$7.52	(6.80)%	0.03%	0.78%	6.05%	5.30%	151%(4)	$1,054,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 1, 2022 (commencement of sale) through November 30, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the International Value Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Value Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management

•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and five-year periods, near the median for the three-year period, and below the median for the ten-year period. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $52,842,869 and foreign taxes paid of $4,318,422, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.3189 and $0.0261, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91029 2501

Annual Financial Statements and Other Information

November 30, 2024

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Schedule of Investments

NOVEMBER 30, 2024

	Shares	Value
COMMON STOCKS — 98.5%
Brazil — 1.2%
Ambev SA	1,988,200	$4,166,867
Vale SA	279,700	2,747,817
		6,914,684
Canada — 3.8%
ERO Copper Corp.(1)	126,730	1,936,184
Linamar Corp.	178,376	7,831,701
Open Text Corp.	133,885	4,077,609
Parkland Corp.	296,692	7,660,738
		21,506,232
China — 5.5%
Alibaba Group Holding Ltd.	1,048,600	11,452,011
Autohome, Inc., ADR	253,243	6,966,715
Tencent Holdings Ltd.	259,200	13,385,933
		31,804,659
France — 20.3%
Arkema SA	98,249	7,795,706
BNP Paribas SA	69,440	4,150,825
Eiffage SA	158,532	14,313,940
Orange SA	1,712,941	18,256,563
Rexel SA	443,906	11,474,212
Sanofi SA	246,004	23,893,674
Teleperformance SE	187,606	17,665,897
Verallia SA	638,238	16,996,269
Worldline SA(1)	269,019	1,894,442
		116,441,528
Germany — 8.7%
Bayerische Motoren Werke AG	188,054	13,986,608
Continental AG	210,000	13,820,307
Daimler Truck Holding AG	203,987	7,731,932
Mercedes-Benz Group AG	259,796	14,605,539
		50,144,386
Italy — 1.0%
Eni SpA	187,195	2,648,655
Stellantis NV	221,173	2,935,827
		5,584,482
Japan — 3.5%
SUMCO Corp.	2,449,000	19,800,258
Mexico — 0.7%
Bolsa Mexicana de Valores SAB de CV	2,479,734	3,893,277
Netherlands — 5.7%
ING Groep NV	698,827	10,788,040
NN Group NV	306,799	14,238,052
Signify NV	355,524	7,948,625
		32,974,717
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO	7,693,300	72
2

	Shares	Value
South Korea — 11.2%
BGF retail Co. Ltd.	64,064	$4,980,964
Hyundai Mobis Co. Ltd.	79,407	13,674,144
Kia Corp.	105,120	7,039,135
KT&G Corp.	63,643	5,570,540
LG Corp.	146,302	7,886,467
Samsung Electronics Co. Ltd.	645,936	25,400,268
		64,551,518
Spain — 0.5%
Repsol SA	218,693	2,737,338
Sweden — 0.8%
Volvo Car AB, Class B(1)	2,101,593	4,608,622
Switzerland — 7.0%
Adecco Group AG	614,468	16,408,506
Roche Holding AG	81,984	23,820,511
		40,229,017
United Kingdom — 26.7%
Barclays PLC	4,739,757	15,887,674
Barratt Redrow PLC	1,104,399	6,014,616
British American Tobacco PLC	689,967	26,205,179
GSK PLC	1,334,330	22,668,005
Hikma Pharmaceuticals PLC	294,959	7,222,768
Mondi PLC	567,590	8,598,849
Nomad Foods Ltd.	216,701	3,967,795
Prudential PLC	1,404,682	11,512,344
Reckitt Benckiser Group PLC	351,519	21,804,757
Shell PLC	87,120	2,799,782
Taylor Wimpey PLC	6,377,577	10,642,139
WPP PLC	1,485,229	16,245,537
		153,569,445
United States — 1.9%
CNH Industrial NV	864,438	10,857,341
TOTAL COMMON STOCKS (Cost $590,771,527)		565,617,576
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $489,885), in a joint trading account at 4.56%, dated 11/29/24, due 12/2/24 (Delivery value $481,292)		481,109
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 7/31/31, valued at $4,859,369), at 4.57%, dated 11/29/24, due 12/2/24 (Delivery value $4,765,814)		4,764,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,245,109)		5,245,109
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $596,016,636)		570,862,685
OTHER ASSETS AND LIABILITIES — 0.6%		3,381,722
TOTAL NET ASSETS — 100.0%		$574,244,407

3

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.6%
Industrials	16.4%
Health Care	13.5%
Consumer Staples	11.6%
Financials	10.9%
Communication Services	9.5%
Information Technology	8.6%
Materials	6.6%
Energy	2.8%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

NOVEMBER 30, 2024
Assets
Investment securities, at value (cost of $596,016,636)	$570,862,685
Cash	21,169
Foreign currency holdings, at value (cost of $1,387,196)	1,291
Receivable for capital shares sold	400,497
Dividends and interest receivable	3,075,274
574,360,916

Liabilities
Payable for capital shares redeemed	19,950
Accrued management fees	96,504
Distribution and service fees payable	55
116,509

Net Assets	$574,244,407

Net Assets Consist of:
Capital (par value and paid-in surplus)	$546,038,585
Distributable earnings (loss)	28,205,822
$574,244,407

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$87,009,417	9,325,163	$9.33
I Class, $0.01 Par Value	$17,388,624	1,861,612	$9.34
A Class, $0.01 Par Value	$131,868	14,173	$9.30
R Class, $0.01 Par Value	$54,911	5,919	$9.28
R6 Class, $0.01 Par Value	$5,927	621	$9.54
G Class, $0.01 Par Value	$469,653,660	49,612,860	$9.47
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.87 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED NOVEMBER 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,411,459)	$24,776,963
Interest	342,555
25,119,518

Expenses:
Management fees	5,090,432
Distribution and service fees:
A Class	358
R Class	487
Directors' fees and expenses	17,750
Foreign withholding tax reclaim expenses	99,249
Other expenses	12,346
5,220,622
Fees waived - G Class	(3,852,559)
1,368,063

Net investment income (loss)	23,751,455

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	49,708,409
Foreign currency translation transactions	(271,451)
49,436,958

Change in net unrealized appreciation (depreciation) on:
Investments	(23,912,677)
Translation of assets and liabilities in foreign currencies	(42,682)
(23,955,359)

Net realized and unrealized gain (loss)	25,481,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,233,054

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2024 AND NOVEMBER 30, 2023
Increase (Decrease) in Net Assets	November 30, 2024	November 30, 2023
Operations
Net investment income (loss)	$23,751,455	$21,503,899
Net realized gain (loss)	49,436,958	48,457,400
Change in net unrealized appreciation (depreciation)	(23,955,359)	18,898,022
Net increase (decrease) in net assets resulting from operations	49,233,054	88,859,321

Distributions to Shareholders
From earnings:
Investor Class	(12,641,256)	(4,999,905)
I Class	(56,925)	(65,407)
A Class	(14,422)	(593)
R Class	(11,877)	(3,141)
R6 Class	(663)	(228)
G Class	(57,386,258)	(24,116,165)
Decrease in net assets from distributions	(70,111,401)	(29,185,439)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,123,807	(81,376,559)

Net increase (decrease) in net assets	(9,754,540)	(21,702,677)

Net Assets
Beginning of period	583,998,947	605,701,624
End of period	$574,244,407	$583,998,947

See Notes to Financial Statements.
7

Notes to Financial Statements

NOVEMBER 30, 2024

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
8

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.15%	0.95%	1.15%	1.15%	0.80%	0.00%(1)
(1)Annual management fee before waiver was 0.80%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

9

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the ratio of operating expenses to average net assets was 0.02% for the period ended November 30, 2024.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $448,093 and $317,405, respectively. The effect of interfund transactions on the Statement of Operations was $16,303 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $374,652,613 and $403,187,322, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended November 30, 2024		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	149,033	$1,393,891	1,401,342	$13,564,751
Issued in reinvestment of distributions	1,383,983	12,635,761	585,447	4,999,719
Redeemed	(3,843,704)	(35,605,759)	(5,940,162)	(54,813,895)
	(2,310,688)	(21,576,107)	(3,953,373)	(36,249,425)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	2,380,197	21,529,456	301,057	2,879,298
Issued in reinvestment of distributions	4,875	44,464	1,418	12,093
Redeemed	(570,780)	(5,447,057)	(410,073)	(3,954,832)
	1,814,292	16,126,863	(107,598)	(1,063,441)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	3,523	32,926	12,750	117,156
Issued in reinvestment of distributions	1,581	14,422	70	593
Redeemed	(5,180)	(50,966)	(122)	(1,203)
	(76)	(3,618)	12,698	116,546
R Class/Shares Authorized	35,000,000		35,000,000
Sold	6,576	61,861	26,800	253,974
Issued in reinvestment of distributions	1,302	11,877	368	3,141
Redeemed	(12,228)	(113,869)	(25,497)	(235,798)
	(4,350)	(40,131)	1,671	21,317
R6 Class/Shares Authorized	35,000,000		35,000,000
Issued in reinvestment of distributions	71	663	26	228
G Class/Shares Authorized	600,000,000		600,000,000
Sold	7,631,079	72,743,003	3,863,635	36,695,588
Issued in reinvestment of distributions	6,264,875	57,386,258	2,817,309	24,116,165
Redeemed	(11,475,672)	(113,513,124)	(11,289,069)	(105,013,537)
	2,420,282	16,616,137	(4,608,125)	(44,201,784)
Net increase (decrease)	1,919,531	$11,123,807	(8,654,701)	$(81,376,559)

10

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$21,791,851	$543,825,725	—
Short-Term Investments	—	5,245,109	—
	$21,791,851	$549,070,834	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

On December 17, 2024, the fund declared and paid a per-share distribution from net realized gains to shareholders of record on December 16, 2024 of $0.7445 for the Investor Class, I Class, A Class, R Class, R6 Class and G Class.

On December 17, 2024, the fund declared and paid the following per-share distributions from net investment income to shareholders of record on December 16, 2024:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
$0.2539	$0.2722	$0.2310	$0.2081	$0.2859	$0.3591

The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$45,412,555	$29,185,439
Long-term capital gains	$24,698,846	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
11

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$610,249,869
Gross tax appreciation of investments	$38,764,234
Gross tax depreciation of investments	(78,151,418)
Net tax appreciation (depreciation) of investments	(39,387,184)
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(1,389,631)
Net tax appreciation (depreciation)	$(40,776,815)
Undistributed ordinary income	$36,391,749
Accumulated long-term gains	$32,590,888

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$9.81	0.28	0.41	0.69	(0.28)	(0.89)	(1.17)	$9.33	7.28%	1.17%	1.17%	3.07%	3.07%	64%	$87,009
2023	$8.88	0.28	1.05	1.33	(0.34)	(0.06)	(0.40)	$9.81	15.84%	1.19%	1.19%	2.84%	2.84%	62%	$114,111
2022	$9.76	0.32	(0.76)	(0.44)	(0.16)	(0.28)	(0.44)	$8.88	(5.03)%	1.16%	1.16%	3.59%	3.59%	67%	$138,382
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
2020	$10.61	0.13	(1.31)	(1.18)	(0.32)	(0.13)	(0.45)	$8.98	(11.75)%	1.31%	1.31%	1.60%	1.60%	68%	$107,655
I Class
2024	$9.82	0.37	0.34	0.71	(0.30)	(0.89)	(1.19)	$9.34	7.51%	0.97%	0.97%	3.27%	3.27%	64%	$17,389
2023	$8.89	0.38	0.97	1.35	(0.36)	(0.06)	(0.42)	$9.82	15.93%	0.99%	0.99%	3.04%	3.04%	62%	$464
2022	$9.78	0.33	(0.76)	(0.43)	(0.18)	(0.28)	(0.46)	$8.89	(4.81)%	0.96%	0.96%	3.79%	3.79%	67%	$1,377
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
2020(3)	$10.45	0.15	(1.16)	(1.01)	(0.32)	(0.13)	(0.45)	$8.99	(10.29)%	1.11%	1.11%	1.80%	1.80%	68%(4)	$4
A Class
2024	$9.78	0.28	0.39	0.67	(0.26)	(0.89)	(1.15)	$9.30	7.01%	1.42%	1.42%	2.82%	2.82%	64%	$132
2023	$8.85	0.16	1.15	1.31	(0.32)	(0.06)	(0.38)	$9.78	15.46%	1.44%	1.44%	2.59%	2.59%	62%	$139
2022	$9.73	0.29	(0.76)	(0.47)	(0.13)	(0.28)	(0.41)	$8.85	(5.28)%	1.41%	1.41%	3.34%	3.34%	67%	$14
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
2020(3)	$10.45	0.11	(1.15)	(1.04)	(0.32)	(0.13)	(0.45)	$8.96	(10.62)%	1.56%	1.56%	1.35%	1.35%	68%(4)	$4
R Class
2024	$9.75	0.24	0.41	0.65	(0.23)	(0.89)	(1.12)	$9.28	6.85%	1.67%	1.67%	2.57%	2.57%	64%	$55
2023	$8.83	0.25	1.03	1.28	(0.30)	(0.06)	(0.36)	$9.75	15.09%	1.69%	1.69%	2.34%	2.34%	62%	$100
2022	$9.71	0.26	(0.75)	(0.49)	(0.11)	(0.28)	(0.39)	$8.83	(5.43)%	1.66%	1.66%	3.09%	3.09%	67%	$76
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31
2020(3)	$10.45	0.09	(1.16)	(1.07)	(0.32)	(0.13)	(0.45)	$8.93	(10.93)%	1.81%	1.81%	1.10%	1.10%	68%(4)	$6
R6 Class
2024	$10.00	0.33	0.42	0.75	(0.32)	(0.89)	(1.21)	$9.54	7.75%	0.82%	0.82%	3.42%	3.42%	64%	$6
2023	$9.04	0.32	1.07	1.39	(0.37)	(0.06)	(0.43)	$10.00	16.17%	0.84%	0.84%	3.19%	3.19%	62%	$6
2022	$9.94	0.35	(0.78)	(0.43)	(0.19)	(0.28)	(0.47)	$9.04	(4.70)%	0.81%	0.81%	3.94%	3.94%	67%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5
2020(3)	$10.60	0.16	(1.16)	(1.00)	(0.33)	(0.13)	(0.46)	$9.14	(10.12)%	0.96%	0.96%	1.95%	1.95%	68%(4)	$4

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024	$9.94	0.41	0.41	0.82	(0.40)	(0.89)	(1.29)	$9.47	8.65%	0.02%	0.82%	4.22%	3.42%	64%	$469,654
2023	$8.99	0.38	1.07	1.45	(0.44)	(0.06)	(0.50)	$9.94	17.10%	0.04%	0.84%	3.99%	3.19%	62%	$469,178
2022	$9.90	0.42	(0.77)	(0.35)	(0.28)	(0.28)	(0.56)	$8.99	(3.94)%	0.01%	0.81%	4.74%	3.94%	67%	$465,848
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%	0.90%	3.01%	2.11%	54%	$497,745
2020	$10.76	0.24	(1.29)	(1.05)	(0.47)	(0.13)	(0.60)	$9.11	(10.58)%	0.01%	0.96%	2.90%	1.95%	68%	$463,081

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)December 3, 2019 (commencement of sale) through November 30, 2020.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Non-U.S. Intrinsic Value Fund and the Board of Directors of American Century World Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Non-U.S. Intrinsic Value Fund (the “Fund”), one of the funds constituting the American Century World Mutual Funds, Inc., as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
15

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
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•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one- and three-year periods and below its benchmark for the five-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-year period and below the median for the one- and five-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and,
17

since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was near the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
18

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2024.

The fund hereby designates $25,504,206 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended November 30, 2024.

The fund hereby designates $26,821,702, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the fund intends to pass through to shareholders foreign source income of $26,464,231 and foreign taxes paid of $2,048,910, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on November 30, 2024 are $0.4351 and $0.0337, respectively.

The fund utilized earnings and profits of $4,626,880 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-95207 2501

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 24, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 24, 2025